UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06146
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Bailard Opportunity Fund Group, Inc.
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(Exact name of registrant as specified in charter)

950 Tower Lane, Suite 1900 Foster, City, CA 94404
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(Address of principal executive offices) (Zip code)

Barbara V. Bailey
Bailard, Inc.
950 Tower Lane, Suite 1900
Foster City, CA 94404
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(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 882-8383
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Date of fiscal year end: September 30, 2005
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Date of reporting period: September 30, 2005
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ITEM 1. REPORTS TO STOCKHOLDERS.

BAILARD OPPORTUNITY FUND GROUP, INC

Table of Contents

Stockholder Letter	1

Cognitive Value Fund
Total Return Graph and Table	6

Enhanced Growth Fund
Total Return Graph and Table	7

International Equity Fund
Total Return Graph and Table	8

Bond Opportunity Fund
Total Return Graph and Table	9

Stockholder Expense Example	10

Cognitive Value Fund
Schedule of Investments	11

Enhanced Growth Fund
Schedule of Investments	23

International Equity Fund
Schedule of Investments	29

International Equity Fund
Industry Classifications (unaudited)	43

Bond Opportunity Fund
Schedule of Investments	44

Statements of Assets and Liabilities	49

Statements of Operations	50

Statements of Changes in Net Assets	51

Financial Highlights	52

Notes to Financial Statements	56

Report of Independent Registered Public Accounting Firm	63

Directors and Officers of Bailard Opportunity Fund Group, Inc (unaudited)	64

Additional Information (unaudited)	66

October 26, 2005

Dear Stockholder:

We are pleased to present your Bailard Opportunity Fund Group Annual Report for the twelve months ended September 30, 2005. In this letter, we discuss how the global equity markets managed to post double-digit gains for this one-year period despite increases in short-term U.S. interest rates and significantly higher oil prices. We also review the performance of the Bailard Cognitive Value Fund, the Bailard Enhanced Growth Fund, the Bailard International Equity Fund and the Bailard Bond Opportunity Fund in this investment environment.

Market Overview*

During the twelve months ended September 30, 2005, oil prices were quite volatile. They fell from nearly $50 to just over $43 per barrel in the fourth quarter of 2004, rose to the mid-$50s by the end of the first quarter of 2005, slipped back into the upper $40s over the next month and a half, and climbed to a peak of about $70 in August before ending the period at just over $66 per barrel. Overall, oil prices advanced more than 30% during the twelve months to over twice what they had been at the beginning of 2004. Increased demand (particularly in the U.S. and in China), supply constraints, regional instability and hurricane damage all contributed to the higher oil prices.

Stung by memories of the 1970’s energy crises, many investors feared that higher oil prices would lead to higher inflation, higher interest rates, increased costs to consumers and businesses, slower growth or perhaps, even to a recession. Yet the U.S. economy actually displayed considerable resilience in the face of higher energy costs. Although growth did slow, the economy still expanded at a solid 3.6% rate for the year ended September 30, 2005. The core rate of inflation remained under control as increased global competition, higher productivity, increased energy efficiency and a tight monetary policy helped prevent higher oil prices from being transmitted into general price increases. The Fed kept a firm hand on the tiller, continuing its policy of measured short-term interest rate hikes, despite the disruptions caused by Hurricane Katrina.

As a result, the major U.S. stock market indices were able to post double-digit gains for the year ended September 30, 2005. The S&P 500 rose 12.3%, the NASDAQ 100 increased 13.8%, and the S&P Small Cap 600/Barra Value index (“Small Cap Value index”) advanced 18.6% over this twelve-month time period. Most of these gains were realized in the fourth quarter of 2004, when falling oil prices, strong economic growth and a decisive presidential election helped the S&P 500, the NASDAQ 100 and the Small Cap Value index increase 9.2%, 14.9%, and 12.0%, respectively. Rising oil prices then helped push these indices down -2.1% to -8.5% during the first quarter of 2005. Despite some volatility, the three U.S. stock market indices managed to post modest positive returns during the second quarter and slightly higher gains during the third quarter of 2005 as good economic news ultimately outweighed investor anxiety over oil prices.

International stocks significantly outperformed U.S. stocks, with the MSCI All Country World Free ex-U.S. index advancing a handsome 28.9% in U.S. dollar terms for the twelve months. Most international stock markets performed well in local terms throughout the year; however, these local returns were enhanced by a weaker dollar in the fourth quarter of 2004 and dampened by a stronger dollar in 2005. Thus, the MSCI All Country World Free ex-U.S. index in U.S. dollar terms rose 15.4% during the fourth quarter of 2004, posted a flat 0.3% return during the first quarter, lost
-0.2% in the second quarter and increased 11.8% during the third quarter of this year. For the twelve-month period as a whole, some of the best performance came from the emerging market countries, which benefited from high growth rates, soaring commodities prices and (except for two months in the spring) a fairly strong investor appetite for risk. However, signs of an economic recovery also helped the Japanese stock market post a strong relative return during the third quarter of 2005.

U.S. bonds posted modest gains for the twelve months covered by this report. The Merrill Lynch Treasury Master index rose 2.5% for the year as the U.S. bond markets tended to treat the rise in oil prices as a drag on the American economy rather than as an inflationary phenomenon. Despite an increase in short rates, longer rates generally stayed within a fairly narrow trading range, resulting in a flattening of the yield curve until long rates rose slightly toward the end of the one-year period.

Within the U.S. bond market, riskier bonds tended to perform better than Treasury debt, with some of the best returns coming from mortgage and high yield debt. However, while riskier debt led the way for the year, the rally has faltered in the last several months of the year. Around the world, longer maturity bonds performed better than shorter maturity bonds.

International sovereign debt, as measured by the Citigroup non-US$ World Government Bond index (fully hedged), significantly outperformed U.S. Treasury debt, rising 7.0% for the twelve months. The European bond markets had some of the strongest returns on a currency hedged basis. Interest rates declined there amidst some political disarray, including several referenda against the European constitution, split elections in Germany and questions regarding Italy’s commitment to the euro.

A Closer Look at Your Funds:

The following table provides some historic performance data for the Funds. It is followed by a more detailed discussion of each Fund’s performance during the twelve months covered by this report.

Standardized Total Returns for Investment Periods Ended September 30, 2005:
	1 Year	5 Years (Annualized)	10 Years (Annualized)
Cognitive Value Fund	17.14%	9.86% (since 5/30/01)[1]	N/A
Enhanced Growth Fund	12.24%	-2.77% (since 5/30/01)[1]	N/A
International Equity Fund	31.32%	4.99%	7.19%
Bond Opportunity Fund	2.50%	5.32%	4.57%
1Partial period only. Annualized returns from 5/30/01 inception to 9/30/05.

The performance data quoted in the above table and elsewhere in this report represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment in the Funds will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Morningstar ratings given later in this letter are for the periods indicated and are subject to change monthly. Performance information current as to the most recent month-end and the most current Morningstar ratings may be obtained by contacting Bailard Fund Services at (800) 882-8383. The International Equity Fund imposes a 2% redemption fee on shares sold or exchanged within 31 days after purchase. The performance data quoted does not reflect the deduction of any redemption fee and, if reflected, any redemption fee would reduce the performance quoted.

The figures in the above table reflect the average annual total return over the period indicated that would equate an initial amount invested in shares of each Fund to the ending redeemable value of such shares, assuming all dividends and distributions by the Fund were reinvested at net asset value. The returns shown do not reflect the deduction of taxes that a stockholder would pay on Fund distributions or the redemption of Fund shares.

Cognitive Value Fund: The Cognitive Value Fund rose 11.4% in the fourth quarter of 2004, lost -2.3% in the first quarter of 2005 and gained a combined 7.7% in the second and third quarters of 2005, for a total return of 17.1% over the twelve months ended September 30, 2005. Results were impressive on an absolute basis, with returns well in excess of the broader U.S. stock market as measured by the S&P 500. The Fund was behind the 18.6% return earned by its benchmark, the Small Cap Value index. Behavioral finance factors generally helped the Cognitive Value Fund’s performance in the first half of 2005, although they detracted value in the fourth quarter of 2004 and in July and August of 2005. The Fund also experienced higher than normal portfolio turnover when it realigned its portfolio in response to some changes in its benchmark, which switched from weighting stocks by total shares outstanding to weighting stocks by float (i.e. shares readily tradable) in two stages during this period. The first stage took place in March 2005 and the second and final stage took place in September 2005.

Enhanced Growth Fund: The Enhanced Growth Fund rose 14.0% in the fourth quarter of 2004, fell -9.0% in the first quarter of 2005 and gained a combined 8.1% in the second and third quarters of 2005, for a total return of 12.2% over the twelve months ended September 30, 2005. The Fund’s one-year return lagged the 13.8% gain of its NASDAQ 100

The Enhanced Growth Fund as in previous quarters again did not make any investments in initial public offerings or private placements over this period. It also did not write any covered call options. Although there have been few special investment opportunities in the past twelve months, the Fund remains open to taking small positions in suitable IPOs should they become available in the future.

International Equity Fund: The International Equity Fund rose 14.9% in the fourth quarter of 2004, 1.1% in the first quarter of 2005 and a combined 13.0% in the second and third quarters of 2005, for a total return of 31.3% over the twelve months ended September 30, 2005. Although the Fund manager does not currently use an index to internally evaluate the performance of the Fund, the Fund’s twelve-month return can be compared to the 28.9% gain registered by the MSCI All Country World Free ex-U.S. index over the same time period.** The International Equity Fund is pleased to note that it has received the following Morningstar risk-adjusted return ratings for periods ended September 30, 2005: three years - five stars (out of 417 funds), five years - four stars (out of 295 funds), 10 years - four stars (out of 111 funds) and overall - four stars (out of 417 funds) for Morningstar’s Foreign Large Blend Equity category. [For each fund with at least a three-year history, Morningstar calculates a Morningstar rating based on a Morningstar risk-adjusted return measure that accounts for variation in a fund’s monthly performance (including the effects of sales charges, loads and redemption fees), placing more of an emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category receive five stars, the next 22.5% receive four stars, the next 35% receive three stars, the next 22.5% receive two stars and the bottom 10% receive one star. The overall Morningstar rating for a fund is derived from a weighted average of the performance figures associated with its three, five and ten-year (if applicable) Morningstar rating metrics.]

The International Equity Fund continued to add value via its country selections, tending to overweight countries and regions with strong performance and to underweight countries and regions that underperformed. The Fund particularly benefited from its emerging market holdings, which generally outperformed the developed market (except for some isolated rough patches in 2005). Although stock selection was a slight negative in the fourth quarter of 2004, it added value in the second quarter of 2005.

Bond Opportunity Fund: The Bond Opportunity Fund rose 1.0% in the fourth quarter of 2004, fell -0.4% in the first quarter of 2005, gained 2.5% in the second quarter of 2005 and declined -0.7% in the third quarter of 2005. As a result, it had a total return of 2.5% over the twelve months ended September 30, 2005. The Fund’s performance can be compared to the 3.6% return achieved by its benchmark, an 80%/20% mix of the Merrill Lynch Corporate/Government Master index and the Citigroup non-US$ World Government Bond index (fully hedged).

In analyzing its performance during the year relative to its benchmark, the Bond Opportunity Fund benefited from an underweight position in Treasury bonds, an overweight position in corporate (especially BBB rated) bonds, an overweight position in non-U.S. bonds and its high yield debt holdings. However, the Fund failed to take on adequate interest rate risk to match the benchmark’s return, especially overseas. During the second half of the period in particular, the Fund was hurt by having a below benchmark duration (a more precise measure than years to maturity of a bond’s sensitivity to interest rates).

Closing Comments

Looking back over the past year, we are pleased that the Cognitive Value Fund, the Enhanced Growth Fund and the International Equity Fund posted double-digit returns despite the tumult caused by higher oil prices. The International Equity Fund continued to perform well relative to its peers. The Cognitive Value Fund and the Enhanced Growth Fund offered important diversification benefits to core “S&P 500” U.S. stock investment strategies, while the Bond Fund provided potential portfolio “insurance” should interest rates decline due to recession or unexpected shocks to the economy.

Thus far in 2005, the global equity markets have not been as robust as they were for the twelve months covered by this report. Most major U.S. and international stock indices have reported slight losses to modest gains for 2005 year to date (through October 25th), as investors continue to grapple with the consequences of higher energy costs and the devastation wrought by recent hurricanes. We believe investors may be overreacting to the negative news. If the U.S. economy continues to slow as we expect, the Fed should be able to contain inflationary pressures without pushing the economy into a recession. Hurricane reconstruction efforts should also provide some fiscal stimulus later this year and into 2006. In this environment, corporate earnings could be stronger than expected, setting the stage for more favorable stock market conditions down the road.

Please feel free to contact one of Bailard Fund Services’ client service counselors at (800) 882-8383 if you have any questions or would like to discuss the Funds in greater detail. We appreciate your continued confidence and support.

Sincerely,

{GRAPHIC SIGNATURE}	{GRAPHIC SIGNATURE}
Peter M. Hill	Burnie E. Sparks, Jr., CFA
Chairman	President

* The index performance data quoted in the Market Overview section and elsewhere in this letter represent past performance and are no indication of future results. The S&P 500 is a commonly used capitalization-weighted index of 500 widely held U.S. stocks, as calculated by Standard & Poor’s, a division of McGraw-Hill. The NASDAQ 100 index is a commonly used modified capitalization-weighted index that measures the performance of the 100 largest non-financial companies listed on the National Market Tier of the NASDAQ Stock Market, Inc. The S&P Small Cap 600/Barra index is a commonly used capitalization-weighted index consisting of those stocks in the S&P Small Cap 600 index deemed to be value, as opposed to growth, stocks - as calculated by Barra and Standard & Poor’s. The MSCI All Country World Free ex-U.S. index is a commonly used Morgan Stanley Capital International index that measures the performance of equities available to foreign investors in 48 developed and emerging market countries outside of the United States. It is presented in U.S. dollar terms, gross of the withholding tax on foreign dividends. The Merrill Lynch Master Treasury index is a commonly used index that measures the performance of U.S. Treasury bonds. The Merrill Lynch Corporate/Government Master index is a commonly used index that measures the performance of the broad U.S. dollar investment grade debt universe, excluding mortgage and asset-backed securities. The Citigroup non-US$ World Government Bond index (fully hedged), formerly known as the Salomon Brothers non-US$ World Government Bond index, is a commonly used index that measures the performance of government debt with maturities of at least one year issued by twenty developed market countries outside of the United States. Returns are presented 100% currency-hedged in U.S. dollar terms. Neither the Merrill Lynch Corporate/Government Master index nor the Citigroup non-US$ World Government Bond index (fully hedged) measures the performance of mortgage and asset-backed securities or the bond markets in developing countries, in which the Bond Opportunity Fund can invest. All market indices are unmanaged and are presented on a total return basis, with dividends reinvested.

** Since April 2001, the Fund manager has not used an index to evaluate the performance of the International Equity Fund internally. Instead, a dynamic subset of Morningstar’s universe of large cap blended value/growth international stock mutual funds has been used for performance comparison purposes.

The Cognitive Value Fund invests in small cap stocks, which have specific risks. These risks include, but are not limited to, greater volatility than investments in larger capitalization stocks. The Enhanced Growth Fund invests primarily in the high technology sector and may invest in private placements and initial public offerings. Each of these investment strategies has specific risks. These risks include, but are not limited to, sector concentration risk in a volatile sector and the risk of investing in private or newly public, unseasoned companies. The International Equity Fund and the Bond Opportunity Fund invest in international securities in developed and emerging market countries, which have specific risks. These risks include, but are not limited to, changes in currency exchange rates and lack of accurate public information and the higher risks that accompany investing in securities of issuers located in emerging market countries. The Bond Opportunity Fund invests primarily in debt securities, which have specific risks. These risks include, but are not limited to, interest rate risk (the risk that rising interest rates will cause bond prices to fall). For more information about these and other risks, please see the Funds’ prospectus.

The views expressed in this letter reflect events only through the date of this letter. These views are subject to change at any time. This report does not constitute a prospectus for use in the purchase or sale of shares of any Fund or a recommendation with respect to any securities mentioned in this report. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Investors should consider the investment objectives, risks, and charges and expenses of an investment carefully before investing. The prospectus contains this and other information about the Funds. Investors should read the prospectus carefully before investing. For a copy of the prospectus, please contact Bailard Fund Services’ Investor Services Department at (800) 882-8383. Bailard Fund Services, Inc. is a wholly owned subsidiary of Bailard, Inc.

Bailard Cognitive Value Fund
Average Annual Total Return*
	1 Year	5 Years (Annualized)	10 years (Annualized)
Return Before Taxes	17.14%	9.86% (since 5/30/01)**	N/A
Return After Taxes on Distributions	15.46%	9.47% (since 5/30/01)**	N/A
Return After Taxes on Distributions and Redemption of Fund Shares	13.08%	8.49% (since 5/30/01)**	N/A

Past performance is not predictive of future performance.

The above graph shows the historic growth of a $10,000 investment in the Bailard Cognitive Value Fund since its inception on May 30, 2001. The graph does not reflect the deduction of taxes that a stockholder would pay on Fund distributions or the redemption of Fund shares. We compare this investment to the growth of the S&P Small Cap 600/Barra Value index, adjusted to reflect the reinvestment of dividends. This commonly used index measures the performance of a selection of stocks from the S&P Small Cap 600 index (which is composed of 600 U.S. stocks with market capitalizations of $200 million to $1.2 billion meeting certain investability and financial viability standards) that meet a value criteria as determined by Standard & Poor’s Corporation and Barra, Inc. on the basis of a book to value calculation. As the graph indicates, a $10,000 investment in the Bailard Cognitive Value Fund would have grown to $15,030 by September 30, 2005.

* The after-tax return figures are shown using the highest individual federal income tax rates in effect at the time of each distribution. They do not reflect the impact of state and local taxes. Your after-tax return will depend upon your individual tax situation, and may differ from the figures shown here. If a fund incurs a loss, which generates a tax benefit, the post-redemption after-tax return may exceed the fund’s other return figures. The after-tax return information does not apply to tax-deferred accounts (such as 401(k) plans or IRAs) because these accounts are not subject to current taxes.

**Partial period from 5/30/01 inception to 9/30/05.

Bailard Enhanced Growth Fund
Average Annual Total Return*
	1 Year	5 Years (Annualized)	10 years (Annualized)
Return Before Taxes	12.24%	-2.77% (since 5/30/01)**	N/A
Return After Taxes on Distributions	11.90%	-2.83% (since 5/30/01)**	N/A
Return After Taxes on Distributions and Redemption of Fund Shares	7.96%	-2.37% (since 5/30/01)**	N/A

Past performance is not predictive of future performance.

The above graph shows the historic growth of a $10,000 investment in the Bailard Enhanced Growth Fund since its inception on May 30, 2001. The graph does not reflect the deduction of taxes that a stockholder would pay on Fund distributions or the redemption of Fund shares. We compare this investment to the growth of the NASDAQ 100 index, adjusted to reflect the reinvestment of dividends. The NASDAQ 100 is a commonly used, modified capitalization-weighted index that measures the performance of the 100 largest non-financial stocks listed on the National Market Tier of the NASDAQ Stock Market, Inc. As the graph indicates, a $10,000 investment in the Bailard Enhanced Growth Fund would have fallen to $8,856 by September 30, 2005.

* The after-tax return figures are shown using the highest individual federal income tax rates in effect at the time of each distribution. They do not reflect the impact of state and local taxes. Your after-tax return will depend upon your individual tax situation, and may differ from the figures shown here. If a fund incurs a loss, which generates a tax benefit, the post-redemption after-tax return may exceed the fund’s other return figures. The after-tax return information does not apply to tax-deferred accounts (such as 401(k) plans or IRAs) because these accounts are not subject to current taxes.

**Partial period from 5/30/01 inception to 9/30/05.

Bailard International Equity Fund
Average Annual Total Return*
	1 Year	5 Years (Annualized)	10 years (Annualized)
Return Before Taxes	31.32%	4.49%	7.19%
Return After Taxes on Distributions	30.94%	4.41%	5.92%
Return After Taxes on Distributions and Redemption of Fund Shares	20.32%	4.01%	5.60%

Past performance is not predictive of future performance.

The above graph shows the historic growth of a $10,000 investment in the Bailard International Equity Fund since October 1, 1995. The graph does not reflect the deduction of taxes that a stockholder would pay on Fund distributions or the redemption of Fund shares. We compare this investment to the growth of the MSCI All Country World Free ex-US. index over the same period, adjusted to reflect the reinvestment of dividends. The MSCI All Country World Free ex-US. index is a commonly used index that measures the performance of equities available to foreign investors in 48 developed and emerging market countries outside of the United States. The returns for this index are given in U.S. dollar terms, gross of withholding taxes on foreign income. As the graph indicates, a $10,000 investment in the Bailard International Equity Fund would have grown to $20,021 by September 30, 2005. Since April 2001, the Fund has not used an index to evaluate the performance of the Fund internally. Instead, a dynamic subset of Morningstar’s universe of large cap blended value/growth international stock mutual funds has been used for performance comparison purposes.

* The after-tax return figures are shown using the highest individual federal income tax rates in effect at the time of each distribution. They do not reflect the impact of state and local taxes. Your after-tax return will depend upon your individual tax situation, and may differ from the figures shown here. If a fund incurs a loss, which generates a tax benefit, the post-redemption after-tax return may exceed the fund’s other return figures. The after-tax return information does not apply to tax-deferred accounts (such as 401(k) plans or IRAs) because these accounts are not subject to current taxes.

Bailard Bond Opportunity Fund
Average Annual Total Return*
	1 Year	5 Years (Annualized)	10 years (Annualized)
Return Before Taxes	2.50%	5.32%	4.57%
Return After Taxes on Distributions	1.31%	3.62%	2.25%
Return After Taxes on Distributions and Redemption of Fund Shares	1.62%	3.48%	2.40%

Past performance is not predictive of future performance.

The above graph shows the historic growth of a $10,000 investment in the Bailard Bond Opportunity Fund since October 1, 1995. The graph does not reflect the deduction of taxes that a stockholder would pay on Fund distributions or the redemption of Fund shares. We compare this investment to the growth of the Merrill Lynch Corporate/Government Master index and the 80/20 Merrill Lynch/Citigroup index over the same period, adjusted to reflect the reinvestment of dividends. The Merrill Lynch Corporate/Government Master index is a commonly used index that measures the performance of the broad U.S. dollar investment grade debt universe, excluding mortgage and asset-backed securities. To more fully reflect the Fund’s current investment strategy, we have also calculated a benchmark index with an 80% weighting in the Merrill Lynch Corporate/Government Master index and a 20% weighting in the fully hedged Citigroup Non-US$ World Government Bond index (fully hedged) (previously the Salomon Brothers Non-US$ World Government Bond index). Neither of these indices measures the performance of mortgage and asset-backed securities or the bond markets in developing countries, in which the Fund may invest. As the graph indicates, a $10,000 investment in the Bailard Bond Opportunity Fund would have grown to $15,639 by September 30, 2005.

* The after-tax return figures are shown using the highest individual federal income tax rates in effect at the time of each distribution. They do not reflect the impact of state and local taxes. Your after-tax return will depend upon your individual tax situation, and may differ from the figures shown here. If a fund incurs a loss, which generates a tax benefit, the post-redemption after-tax return may exceed the fund’s other return figures. The after-tax return information does not apply to tax-deferred accounts (such as 401(k) plans or IRAs) because these accounts are not subject to current taxes.

Stockholder Expense Example

As a stockholder of the Funds, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2005 to September 30, 2005).

Actual Expenses
The first line of the table below for each Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for a Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below for each Fund provides information about hypothetical account values and hypothetical expenses based on a Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as redemption fees. Therefore, the second line of the table for a Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value April 1, 2005	Ending Account Value September 30, 2005	Expenses Paid During Period*
Cognitive Value Fund
Actual	$ 1,000.00	$ 1,076.90	$ 5.21
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,020.06	$ 5.06
Enhanced Growth Fund
Actual	$ 1,000.00	$ 1,081.30	$ 5.11
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,020.13	$ 4.96
International Equity Fund
Actual	$ 1,000.00	$ 1,130.40	$ 8.17
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,017.40	$ 7.74
Bond Opportunity Fund
Actual	$ 1,000.00	$ 1,018.60	$ 5.82
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,019.28	$ 5.82
*Expenses are equal to each Fund's annualized expense ratio (shown in the table below), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Annualized Expense Ratio
Cognitive Value Fund	1.00%
Enhanced Growth Fund	0.98%
International Equity Fund	1.53%
Bond Opportunity Fund	1.15%

	BAILARD COGNITIVE VALUE FUND
	SCHEDULE OF INVESTMENTS
	SEPTEMBER 30, 2005

			Shares	Value
	EQUITY SECURITIES (92.9%)

	FINANCIAL (19.4%)
	Consumer Finance (0.7%)
	Cash America International, Inc.		27,400	$ 568,550

	Insurance-Life/Health (1.5%)
	Delphi Financial Group, Inc. - Class A		11,700	547,560
	UICI		21,500	774,000
	Total Insurance-Life/Health			1,321,560

	Insurance-Property/Casualty (2.3%)
*	ProAssurance Corp.		18,000	840,060
	RLI Corp.		11,200	518,112
	Selective Insurance Group, Inc.		12,800	625,920
	Total Insurance-Property/Casualty			1,984,092

	(See "Notes to Financial Statements")
		11

	BAILARD COGNITIVE VALUE FUND
	SCHEDULE OF INVESTMENTS
	SEPTEMBER 30, 2005
	(Continued)

			Shares	Value
	FINANCIAL (continued)
	Investment Bank & Brokerage (0.2%)
*	Piper Jaffray Cos., Inc.		7,000	$ 209,020

	REITS Equity Diverse (2.0%)
	Capital Automotive REIT		19,400	750,974
	Colonial Properties Trust		8,500	378,080
	Commercial Net Lease Realty		20,000	400,000
	Entertainment Properties Trust		5,000	223,150
	Total REITS Equity Diverse			1,752,204

	REITS Equity Industrial/Office (1.0%)
	Lexington Corporate Properties Trust		14,000	329,700
	New Century Financial Corp.		13,800	500,526
	Total REITS Equity Industrial/Office			830,226

	REITS Equity Self Storage (0.6%)
	Sovran Self Storage, Inc.		11,300	553,135

	Regional Banks (6.6%)
	Boston Private Financial Holdings, Inc.		19,800	525,492
	Central Pacific Financial Corp.		12,600	443,268
	Chittenden Corp.		23,300	617,683
	Community Bank System, Inc.		11,000	248,600
	First Republic Bank		25,400	894,842
	Gold Banc Corp., Inc.		43,100	642,190
	Provident Bankshares Corp.		7,000	243,460
	South Financial Group, Inc.		22,000	590,480
	Sterling Bancshares, Inc.		32,800	482,488
	Whitney Holding Corp.		24,800	670,592
	Wintrust Financial Corp.		6,800	341,768
	Total Regional Banks			5,700,863

	Specialized Finance (0.4%)
	Financial Federal Corp.		8,000	318,400

	(See "Notes to Financial Statements")
		12

	BAILARD COGNITIVE VALUE FUND
	SCHEDULE OF INVESTMENTS
	SEPTEMBER 30, 2005
	(Continued)

			Shares	Value
	FINANCIAL (continued)
	Thrifts & Mortgage Financing (4.1%)
	BankAtlantic Bancorp, Inc. - Class A		42,600	$ 723,774
	BankUnited Financial Corp. - Class A		29,500	674,665
	Downey Financial Corp.		10,000	609,000
*	FirstFed Financial Corp.		4,600	247,526
	Fremont General Corp.		28,200	615,606
	Sterling Financial Corp.		28,800	649,440
	Total Thrifts & Mortgage Financing			3,520,011

	Total Financial			16,758,061

	INDUSTRIAL (18.7%)
	Aerospace/Defense (3.3%)
*	Armor Holdings, Inc.		16,400	705,364
	Cubic Corp.		5,300	90,736
	DRS Technologies, Inc.		16,700	824,312
*	Esterline Technologies Corp.		11,800	447,102
	Kaman Corp. - Class A		15,700	321,065
*	Moog, Inc. - Class A		15,600	460,512
	Total Aerospace/Defense			2,849,091

	Air Freight & Logistics (0.2%)
*	EGL, Inc.		7,700	209,055

	Airlines (0.2%)
*	Frontier Airlines, Inc.		17,200	168,216

	Building Products (1.0%)
	Apogee Enterprises, Inc.		34,200	584,820
*	Griffon Corp.		10,900	268,140
	Total Building Products			852,960

	Commercial Printing (0.1%)
	Standard Register Co.		8,100	121,095

	Construction & Engineering (2.3%)
*	EMCOR Group, Inc.		5,400	320,220
*	Shaw Group, Inc.		32,200	794,052
*	URS Corp.		22,100	892,619
	Total Construction & Engineering			2,006,891

	(See "Notes to Financial Statements")
		13

	BAILARD COGNITIVE VALUE FUND
	SCHEDULE OF INVESTMENTS
	SEPTEMBER 30, 2005
	(Continued)

			Shares	Value
	INDUSTRIAL (continued)
	Electrical Component (0.8%)
	Regal-Beloit Corp.		20,000	$ 648,800

	Industrial Conglomerates (0.6%)
	Tredegar Corp.		38,200	496,982

	Machinery Industrial (2.7%)
	Albany International Corp. - Class A		19,700	726,339
	Barnes Group, Inc.		11,500	412,390
	Stewart & Stevenson Services, Inc.		9,000	214,650
	Valmont Industries, Inc.		20,600	604,816
	Watts Water Technologies, Inc. - Class A		13,200	380,820
	Total Machinery Industrial			2,339,015

	Marine (0.8%)
*	Kirby Corp.		13,800	682,134

	Railroads (0.7%)
*	Kansas City Southern		24,000	559,440

	Services-Diversified/Commercial (1.4%)
*	Mobile Mini, Inc.		7,000	303,450
*	NCO Group, Inc.		15,000	309,900
*	School Specialty, Inc.		7,000	341,460
	Viad Corp.		10,000	273,500
	Total Services-Diversified/Commercial			1,228,310

	Services-Employment (0.5%)
*	Spherion Corp.		18,000	136,800
*	Volt Information Sciences, Inc.		13,800	280,416
	Total Services-Employment			417,216

	Services-Environmental (0.6%)
	ABM Industries, Inc.		25,800	536,898

	Services-Office/Supplies (0.6%)
*	United Stationers, Inc.		10,600	507,316

	Trade Companies & Distribution (2.3%)
	Applied Industrial Technologies, Inc.		15,750	565,110
	Hughes Supply, Inc.		44,000	1,434,400
	Total Trade Companies & Distribution			1,999,510

	(See "Notes to Financial Statements")
		14

	BAILARD COGNITIVE VALUE FUND
	SCHEDULE OF INVESTMENTS
	SEPTEMBER 30, 2005
	(Continued)

			Shares	Value
	INDUSTRIAL (continued)
	Trucking (0.6%)
	Arkansas Best Corp.		7,800	$ 271,986
*	Dollar Thrifty Automotive Group, Inc.		7,500	252,525
	Total Trucking			524,511

	Total Industrial			16,147,440

	TECHNOLOGY (13.6%)
	Application Software (1.1%)
*	MapInfo Corp.		20,100	246,225
*	MRO Software, Inc.		14,600	245,864
*	Verity, Inc.		43,200	458,784
	Total Application Software			950,873

	Communications Equipment (1.9%)
	Bel Fuse, Inc. - Class B		4,000	145,720
	Belden CDT, Inc.		36,500	709,195
*	Brooktrout, Inc.		13,900	180,283
*	Digi International, Inc.		19,000	203,870
	Inter-Tel, Inc.		11,900	249,900
*	Symmetricom, Inc.		22,600	174,924
	Total Communications Equipment			1,663,892

	Computer Storage/Peripherals (0.5%)
*	Hutchinson Technology, Inc.		16,900	441,428

	Electronic Equipment (1.3%)
*	Aeroflex, Inc.		22,100	206,856
*	Checkpoint Systems, Inc.		14,000	332,080
*	Coherent, Inc.		20,300	594,384
	Total Electronic Equipment			1,133,320

	Electronic Manufacturing Services (1.0%)
*	Benchmark Electronics, Inc.		20,000	602,400
*	RadiSys Corp.		15,000	291,000
	Total Electronic Manufacturing Services			893,400

	Internet Software & Services (0.7%)
*	Internet Security Systems, Inc.		26,700	641,067

	IT Consulting & Services (0.2%)
*	CIBER, Inc.		22,000	163,460

	(See "Notes to Financial Statements")
		15

	BAILARD COGNITIVE VALUE FUND
	SCHEDULE OF INVESTMENTS
	SEPTEMBER 30, 2005
	(Continued)

			Shares	Value
	TECHNOLOGY (continued)
	Semiconductor Equipment (1.5%)
*	Advanced Energy Industries, Inc.		11,800	$ 126,968
*	Brooks Automation, Inc.		17,900	238,607
	Cohu, Inc.		19,000	449,350
*	Photronics, Inc.		16,700	323,980
*	Rudolph Technologies, Inc.		8,000	107,760
	Total Semiconductor Equipment			1,246,665

	Semiconductors (2.7%)
*	Actel Corp.		7,500	108,450
*	DSP Group, Inc.		18,900	484,974
*	Exar Corp.		51,500	722,030
*	Skyworks Solutions, Inc.		60,000	421,200
*	Standard Microsystems Corp.		19,500	583,245
	Total Semiconductors			2,319,899

	Services-Data Processing (0.6%)
*	eFunds Corp.		27,000	508,410

	Systems Software (0.4%)
*	Phoenix Technologies, Ltd.		48,400	364,452

	Technology Distribution (1.7%)
	Agilysys, Inc.		9,500	159,980
*	Anixter International, Inc.		27,400	1,105,042
*	Bell Microproducts, Inc.		18,200	182,546
	Total Technology Distribution			1,447,568

	Total Technology			11,774,434

	CONSUMER DISCRETIONARY (11.1%)
	Apparel & Accessory (0.5%)
	Oxford Industries, Inc.		6,600	297,792
	Russell Corp.		10,400	146,016
	Total Apparel & Accessory			443,808

	Automobile Manufacturers (0.6%)
	Coachmen Industries, Inc.		14,700	168,903
*	Fleetwood Enterprises, Inc.		14,500	178,350
	Monaco Coach Corp.		9,300	137,082
	Total Automobile Manufacturers			484,335

	(See "Notes to Financial Statements")
		16

	BAILARD COGNITIVE VALUE FUND
	SCHEDULE OF INVESTMENTS
	SEPTEMBER 30, 2005
	(Continued)

			Shares	Value
	CONSUMER DISCRETIONARY (continued)
	Auto Parts & Equipment (0.7%)
	Pep Boys-Manny, Moe & Jack		16,000	$ 221,440
*	TBC Corp.		10,500	362,145
	Total Auto Parts & Equipment			583,585

	Casinos & Gaming (0.5%)
*	Aztar Corp.		14,500	446,745

	Footwear (0.2%)
	Brown Shoe Co., Inc.		5,800	191,400

	General Merchandise (0.2%)
*	ShopKo Stores, Inc.		8,000	204,160

	Homebuilding (2.0%)
	M.D.C. Holdings, Inc.		8,800	694,232
	Skyline Corp.		6,200	251,968
	Standard Pacific Corp.		19,900	826,049
	Total Homebuilding			1,772,249

	Home Furnishings (0.2%)
*	Interface, Inc. - Class A		22,600	186,676

	Hotel/Resort/Cruise (0.3%)
	Marcus Corp.		14,900	298,596

	Housewares & Specialty (0.5%)
*	Department 56, Inc.		9,100	113,750
	Libbey, Inc.		10,800	164,160
	National Presto Industries, Inc.		3,800	162,678
	Total Housewares & Specialty			440,588

	Leisure Products (0.6%)
	Arctic Cat, Inc.		5,000	102,700
*	JAKKS Pacific, Inc.		8,800	142,824
*	K2, Inc.		20,600	234,840
	Total Leisure Products			480,364

	Movies & Entertainment (0.2%)
*	4Kids Entertainment, Inc.		8,200	142,598

	(See "Notes to Financial Statements")
		17

	BAILARD COGNITIVE VALUE FUND
	SCHEDULE OF INVESTMENTS
	SEPTEMBER 30, 2005
	(Continued)

			Shares	Value
	CONSUMER DISCRETIONARY (continued)
	Restaurants (0.7%)
	Landry's Restaurants, Inc.		13,100	$ 383,830
	Lone Star Steakhouse & Saloon, Inc.		8,400	218,400
	Total Restaurants			602,230

	Retail-Apparel (1.8%)
*	Dress Barn, Inc.		22,800	518,928
	Stage Stores, Inc.		19,800	532,026
*	Too, Inc.		19,400	532,142
	Total Retail-Apparel			1,583,096

	Retail-Catalog (0.4%)
*	Insight Enterprises, Inc.		18,000	334,800

	Specialty Stores (1.7%)
*	Sonic Automotive, Inc.		18,300	406,626
	Haverty Furniture Cos., Inc.		5,600	68,488
*	Jo-Ann Stores, Inc.		6,000	103,800
*	Linens 'n Things, Inc.		12,000	320,400
*	Zale Corp.		20,000	543,600
	Total Specialty Stores			1,442,914

	Total Consumer Discretionary			9,638,144

	MATERIALS (7.5%)
	Aluminum (0.6%)
*	Aleris International, Inc.		19,110	524,569

	Chemicals-Commodity (0.2%)
	Wellman, Inc.		19,500	123,435

	Chemicals-Specialty (1.2%)
	Cambrex Corp.		18,300	346,968
	H.B. Fuller Co.		11,400	354,312
*	OM Group, Inc.		15,700	316,041
	Total Chemicals-Specialty			1,017,321

	Construction Materials (0.3%)
	Texas Industries, Inc.		5,400	293,760

	(See "Notes to Financial Statements")
		18

	BAILARD COGNITIVE VALUE FUND
	SCHEDULE OF INVESTMENTS
	SEPTEMBER 30, 2005
	(Continued)

			Shares	Value
	MATERIALS (continued)
	Containers-Metal/Glass (1.0%)
	AptarGroup, Inc.		14,000	$ 697,340
	Myers Industries, Inc.		15,100	175,764
	Total Containers-Metal/Glass			873,104

	Diverse Metal/Mining (0.7%)
*	Brush Engineered Materials, Inc.		15,600	247,728
*	RTI International Metals, Inc.		10,000	393,500
	Total Diverse Metal/Mining			641,228

	Paper Packaging (0.6%)
*	Caraustar Industries, Inc.		15,800	173,484
	Chesapeake Corp.		9,600	176,544
	Rock-Tenn Co. - Class A		11,200	169,120
	Total Paper Packaging			519,148

	Paper Products (0.4%)
*	Buckeye Technologies, Inc.		25,000	203,000
	Pope & Talbot, Inc.		14,800	151,108
	Total Paper Products			354,108

	Steel (2.5%)
	Carpenter Technology Corp.		9,700	568,517
*	Chaparral Steel Co.		5,400	136,188
	Commercial Metals Co.		20,000	674,800
	Reliance Steel & Aluminum Co.		10,500	555,765
	Ryerson Tull, Inc.		8,300	176,790
	Total Steel			2,112,060

	Total Materials			6,458,733

	UTILITIES (6.8%)
	Electric Utilities (1.6%)
	Allete, Inc.		10,000	458,100
*	El Paso Electric Co.		18,400	383,640
	Unisource Energy Corp.		15,900	528,516
	Total Electric Utilities			1,370,256

	(See "Notes to Financial Statements")
		19

	BAILARD COGNITIVE VALUE FUND
	SCHEDULE OF INVESTMENTS
	SEPTEMBER 30, 2005
	(Continued)

			Shares	Value
	UTILITIES (continued)
	Gas Utilities (4.4%)
	Atmos Energy Corp.		38,800	$ 1,096,100
	Northwest Natural Gas Co.		20,100	748,122
	Piedmont Natural Gas Co., Inc.		29,900	752,583
*	Southern Union Co.		24,541	632,422
	The Laclede Group, Inc.		18,200	591,318
	Total Gas Utilities			3,820,545

	Multi-Utilities (0.8%)
	Avista Corp.		33,600	651,840

	Total Utilities			5,842,641

	ENERGY (5.9%)
	Oil & Gas-Equipment/Services (2.1%)
*	Offshore Logistics, Inc.		16,500	610,500
*	Veritas DGC, Inc.		2,700	98,874
*	W-H Energy Services, Inc.		35,000	1,134,700
	Total Oil & Gas-Equipment/Services			1,844,074

	Oil & Gas-Exploration/Production (3.8%)
*	Cimarex Energy Co.		15,100	684,483
*	Spinnaker Exploration Co.		15,300	989,757
*	Stone Energy Corp.		12,900	787,416
*	Swift Energy Co.		17,600	805,200
	Total Oil & Gas-Exploration/Production			3,266,856

	Total Energy			5,110,930

	HEALTH (5.3%)
	Biotechnology (0.5%)
*	ArQule, Inc.		53,000	414,990

	Healthcare-Equipment (3.0%)
	Analogic Corp.		7,500	378,075
*	CONMED Corp.		17,400	485,112
	Datascope Corp.		8,000	248,160
*	Greatbatch, Inc.		9,500	260,680
	Invacare Corp.		10,000	416,700
*	Viasys Healthcare, Inc.		17,400	434,826
	Vital Signs, Inc.		7,700	354,893
	Total Healthcare-Equipment			2,578,446

	(See "Notes to Financial Statements")
		20

	BAILARD COGNITIVE VALUE FUND
	SCHEDULE OF INVESTMENTS
	SEPTEMBER 30, 2005
	(Continued)

			Shares	Value
	HEALTH (continued)
	Healthcare-Facility (1.1%)
*	Genesis HealthCare Corp.		9,000	$ 362,880
*	Sunrise Senior Living, Inc.		8,600	573,964
	Total Healthcare-Facility			936,844

	Healthcare-Services (0.6%)
*	Gentiva Health Services, Inc.		7,400	134,088
*	SFBC International, Inc.		8,100	359,559
	Total Healthcare-Services			493,647

	Healthcare-Supplies (0.1%)
*	Savient Pharmaceuticals, Inc.		31,400	118,378

	Total Health			4,542,305

	CONSUMER STAPLES (4.6%)
	Agricultural Product (0.5%)
	Corn Products International, Inc.		22,000	443,740

	Food Distributors (1.0%)
	Nash Finch Co.		6,200	261,578
*	Performance Food Group Co.		18,000	568,080
	Total Food Distributors			829,658

	Household Products (0.4%)
*	Spectrum Brands, Inc.		13,500	317,925

	Packaged Foods/Meats (1.4%)
	Flowers Foods, Inc.		31,200	851,136
	J & J Snack Foods Corp.		3,000	173,400
	Sanderson Farms, Inc.		5,200	193,232
	Total Packaged Foods/Meats			1,217,768

	Retail-Drugs (0.5%)
	Longs Drug Stores Corp.		11,000	471,790

	Retail-Food (0.8%)
	Casey's General Stores, Inc.		30,900	716,880

	Total Consumer Staples			3,997,761

	(See "Notes to Financial Statements")
		21

	BAILARD COGNITIVE VALUE FUND
	SCHEDULE OF INVESTMENTS
	SEPTEMBER 30, 2005
	(Continued)

			Shares	Value
	Total Equity Securities
	(Cost: $69,168,134)			$ 80,270,449

	INVESTMENT COMPANIES (6.7%)
	iShares Russell 2000 Value Index Fund		41,100	2,709,723
	iShares S&P SmallCap 600/BARRA Value Index Fund		48,600	3,110,886

	Total Investment Companies
	(Cost: $4,979,855)			5,820,609
			Principal
			Amount
	SHORT-TERM SECURITIES (0.5%)
	TIME DEPOSIT (0.5%)
	Wells Fargo
	3.310%, 10/03/05
	(Cost: $470,000)		470,000	470,000

	TOTAL INVESTMENTS (100.1%)			86,561,058
	(Identified Cost: $74,617,989)

	LIABILITIES IN EXCESS OF OTHER ASSETS (-0.1%)			(96,452)

	NET ASSETS (100.0%)			$ 86,464,606

*	Non-income producing security.

	(See "Notes to Financial Statements")
		22

	BAILARD ENHANCED GROWTH FUND
	SCHEDULE OF INVESTMENTS
	SEPTEMBER 30, 2005

			Shares	Value
	EQUITY SECURITIES (97.0%)

	TECHNOLOGY (58.5%)
	Application Software (2.7%)
	Autodesk, Inc.		24,000	$ 1,114,560
*	Citrix Systems, Inc.		25,000	628,500
*	Intuit, Inc.		27,000	1,209,870
	Siebel Systems, Inc.		49,000	506,170
	Total Application Software			3,459,100

	Computer Hardware (7.8%)
*	Apple Computer, Inc.		113,500	6,084,735
*	Dell, Inc.		101,000	3,454,200
*	Sun Microsystems, Inc.		145,000	568,400
	Total Computer Hardware			10,107,335

	(See "Notes to Financial Statements")
		23

	BAILARD ENHANCED GROWTH FUND
	SCHEDULE OF INVESTMENTS
	SEPTEMBER 30, 2005
	(Continued)

			Shares	Value
	TECHNOLOGY (continued)
	Computer Storage/Peripherals (1.1%)
*	Network Appliance, Inc.		44,000	$ 1,044,560
*	QLogic Corp.		10,500	359,100
	Total Computer Storage/Peripherals			1,403,660

	Electronic Manufacturing Services (0.6%)
*	Flextronics International, Ltd.		62,000	796,700

	Home Entertainment Software (1.3%)
*	Electronic Arts, Inc.		30,000	1,706,700

	Internet Software & Services (3.0%)
*	Check Point Software Technologies, Ltd.		28,500	693,120
*	Google, Inc. - Class A		2,400	759,504
*	Yahoo!, Inc.		72,000	2,436,480
	Total Internet Software & Services			3,889,104

	Semiconductor Equipment (2.6%)
	Applied Materials, Inc.		95,000	1,611,200
	KLA-Tencor Corp.		25,000	1,219,000
*	Lam Research Corp.		16,000	487,520
	Total Semiconductor Equipment			3,317,720

	Semiconductors (11.1%)
*	Altera Corp.		58,000	1,108,380
*	Broadcom Corp. - Class A		27,000	1,266,570
	Intel Corp.		209,800	5,171,570
	Linear Technology Corp.		40,000	1,503,600
*	Marvell Technology Group, Ltd.		30,000	1,383,300
	Maxim Integrated Products, Inc.		50,000	2,132,500
	Microchip Technology, Inc.		18,000	542,160
	Xilinx, Inc.		45,000	1,253,250
	Total Semiconductors			14,361,330

	Services-Data Processing (1.9%)
*	Fiserv, Inc.		22,000	1,009,140
	Paychex, Inc.		37,500	1,390,500
	Total Services-Data Processing			2,399,640

	(See "Notes to Financial Statements")
		24

	BAILARD ENHANCED GROWTH FUND
	SCHEDULE OF INVESTMENTS
	SEPTEMBER 30, 2005
	(Continued)

			Shares	Value
	TECHNOLOGY (continued)
	Systems Software (13.3%)
	Adobe Systems, Inc.		50,000	$ 1,492,500
*	BEA Systems, Inc.		30,000	269,400
	Microsoft Corp.		376,500	9,687,345
*	Oracle Corp.		226,000	2,800,140
*	Symantec Corp.		131,710	2,984,549
	Total Systems Software			17,233,934

	Technology Distribution (0.4%)
	CDW Corp.		8,000	471,360

	Telecom Equipment (12.7%)
*	Cisco Systems, Inc.		244,000	4,374,920
*	Comverse Technology, Inc.		26,000	683,020
*	Juniper Networks, Inc.		41,000	975,390
	Qualcomm, Inc.		203,000	9,084,250
*	Research in Motion, Ltd.		20,000	1,368,000
	Total Telecom Equipment			16,485,580

	Total Technology			75,632,163

	CONSUMER DISCRETIONARY (16.0%)
	Broadcasting & Cable (4.1%)
*	Comcast Corp. - Class A		95,000	2,791,100
	EchoStar Communications Corp. - Class A		25,000	739,250
*	Liberty Global, Inc. - Class A		16,700	452,236
*	Liberty Global, Inc. - Series C		16,700	430,025
*	XM Satellite Radio Holdings, Inc. - Class A		23,500	843,885
	Total Broadcasting & Cable			5,256,496

	Consumer Electronics (0.5%)
	Garmin, Ltd.		10,000	678,300

	Movies & Entertainment (0.5%)
*	Pixar		15,000	667,650

	Restaurants (2.2%)
*	Starbucks Corp.		58,000	2,905,800

	(See "Notes to Financial Statements")
		25

	BAILARD ENHANCED GROWTH FUND
	SCHEDULE OF INVESTMENTS
	SEPTEMBER 30, 2005
	(Continued)

			Shares	Value
	CONSUMER DISCRETIONARY (continued)
	Retail-Apparel (1.2%)
*	Sears Holdings Corp.		12,000	1,493,040

	Retail-Catalog (0.7%)
*	IAC/InterActiveCorp		37,750	956,962

	Retail-Internet (4.5%)
*	Amazon.com, Inc.		30,000	1,359,000
*	eBay, Inc.		109,000	4,490,800
	Total Retail-Internet			5,849,800

	Specialty Stores (2.3%)
*	Bed Bath & Beyond, Inc.		44,000	1,767,920
	Staples, Inc.		54,500	1,161,940
	Total Specialty Stores			2,929,860

	Total Consumer Discretionary			20,737,908

	HEALTH (14.6%)
	Biotechnology (11.1%)
*	Amgen, Inc.		63,000	5,019,210
*	Biogen Idec, Inc.		40,000	1,579,200
*	Celgene Corp.		17,000	923,440
*	Chiron Corp.		22,900	998,898
*	Genzyme Corp.		34,500	2,471,580
*	Gilead Sciences, Inc.		48,000	2,340,480
*	MedImmune, Inc.		30,000	1,009,500
	Total Biotechnology			14,342,308

	Healthcare-Distribution/Services (0.4%)
*	Patterson Companies, Inc.		12,000	480,360

	Healthcare-Equipment (1.1%)
	Biomet, Inc.		40,000	1,388,400

	Healthcare-Services (0.6%)
*	Express Scripts, Inc.		13,000	808,600

	(See "Notes to Financial Statements")
		26

	BAILARD ENHANCED GROWTH FUND
	SCHEDULE OF INVESTMENTS
	SEPTEMBER 30, 2005
	(Continued)

			Shares	Value
	HEALTH (continued)
	Pharmaceuticals (1.4%)
*	DUSA Pharmaceuticals, Inc.		10,000	$ 106,000
	Teva Pharmaceutical Industries, Ltd., ADR		53,000	1,771,260
	Total Pharmaceuticals			1,877,260

	Total Health			18,896,928

	INDUSTRIAL (4.0%)
	Air Freight and Couriers (0.7%)
	Expeditors International of Washington, Inc.		15,000	851,700

	Electrical Components (0.4%)
	American Power Conversion Corp.		21,000	543,900

	Machinery Construction/Farming (1.1%)
	Paccar, Inc.		21,000	1,425,690

	Services-Diversified/Commercial (1.8%)
*	Apollo Group, Inc. - Class A		20,000	1,327,800
	Cintas Corp.		24,000	985,200
	Total Services-Diversified/Commercial			2,313,000

	Total Industrial			5,134,290

	TELECOMMUNICATIONS (1.8%)
	Integrated Telecom Services (1.8%)
	Sprint Nextel Corp.		97,647	2,322,046

	Total Telecommunications			2,322,046

	CONSUMER STAPLES (1.6%)
	Hypermarkets & Supercenters (0.9%)
	Costco Wholesale Corp.		25,000	1,077,250

	Retail-Food (0.7%)
	Whole Foods Market, Inc.		7,000	941,150

	Total Consumer Staples			2,018,400

	(See "Notes to Financial Statements")
		27

	BAILARD ENHANCED GROWTH FUND
	SCHEDULE OF INVESTMENTS
	SEPTEMBER 30, 2005
	(Continued)

			Shares	Value
	MATERIALS (0.5%)
	Chemicals-Specialty (0.5%)
	Sigma-Aldrich Corp.		10,000	$ 640,600

	Total Materials			640,600

	Total Equity Securities
	(Cost: $101,664,139)			125,382,335

	INVESTMENT COMPANIES (2.4%)
	Nasdaq-100 Index Tracking Stock
	(Cost: $2,757,951)		78,000	3,077,880

			Principal
			Amount
	SHORT-TERM SECURITIES (0.1%)
	TIME DEPOSIT (0.1%)
	Citibank
	3.310%, 10/03/05
	(Cost: $118,000)		118,000	118,000

	TOTAL INVESTMENTS (99.5%)			128,578,215
	(Identified Cost: $104,540,090)

	OTHER ASSETS LESS LIABILITIES (0.5%)			674,443

	NET ASSETS (100.0%)			$ 129,252,658

	ADR - American Depositary Receipt

*	Non-income producing security.

	(See "Notes to Financial Statements")
		28

	BAILARD INTERNATIONAL EQUITY FUND
	SCHEDULE OF INVESTMENTS
	SEPTEMBER 30, 2005

			Shares	Value
	EQUITY SECURITIES (96.4%)

	AUSTRALIA (3.1%)
	Australia & New Zealand Banking Group, Ltd.		21,000	$ 384,880
	BHP Billiton, Ltd.		67,128	1,140,586
	BlueScope Steel, Ltd.		45,000	328,522
	Commonwealth Bank of Australia		18,000	527,972
	CSL, Ltd.		14,000	410,538
*	E*Trade Australia, Ltd.		90,000	146,392
	ING Office Fund		150,000	151,775
	John Fairfax Holdings, Ltd.		55,000	191,103
	Macquarie Bank, Ltd.		3,500	201,394
	QBE Insurance Group, Ltd.		30,000	427,949
	Rinker Group, Ltd.		27,000	341,856
	Suncorp-Metway, Ltd.		15,000	225,773
	Westfield Group		5,000	64,147
	Woodside Petroleum, Ltd.		7,500	206,185
*	Zinifex, Ltd.		130,000	452,692
	Total Australia			5,201,764

	(See "Notes to Financial Statements")
		29

	BAILARD INTERNATIONAL EQUITY FUND
	SCHEDULE OF INVESTMENTS
	SEPTEMBER 30, 2005
	(Continued)

			Shares	Value
	AUSTRIA (1.9%)
	Bank Austria Creditanstalt		5,222	$ 585,456
	Erste Bank der oesterreichischen Sparkassen AG		8,000	429,211
	EVN AG		5,113	462,337
	OMV AG		19,630	1,169,382
	Telekom Austria AG		18,000	359,163
	Voestalpine AG		2,500	220,574
	Total Austria			3,226,123

	BELGIUM (2.0%)
	Bekaert NV		7,000	574,311
	Dexia		18,000	406,473
	Electrabel SA		800	402,205
	KBC Groep NV		16,450	1,336,740
	Mobistar SA		3,000	247,399
*	Option NV		7,000	384,843
	Total Belgium			3,351,971

	BRAZIL (2.4%)
*	Banco Bradesco SA Pfd		11,016	539,482
*	Banco Itau Holding Financeira SA Pfd		2,700	647,154
	Banco Itau Holding Financeira SA, ADR		2,200	261,052
	Companhia Vale do Rio Doce, ADR		33,000	1,447,380
	Embraer-Empresa Brasileira de Aeronautica SA, ADR		5,700	220,020
*	Petrobras-Petroleo Brasileiro SA, ADR		11,900	850,731
	Usinas Siderurgicas de Minas Gerais SA Pfd - Class A		8,800	205,577
	Total Brazil			4,171,396

	CANADA (2.7%)
	Astral Media, Inc.		7,500	220,877
	Canadian Natural Resources, Ltd.		13,000	588,058
	EnCana Corp.		5,000	292,306
	Falconbridge, Ltd.		9,735	260,612
	Inco, Ltd.		3,500	165,832
	Manulife Financial Corp.		5,000	267,103
	Methanex Corp.		30,000	445,115
	National Bank of Canada		10,000	518,611
	Petro-Canada		8,000	335,413

	(See "Notes to Financial Statements")
		30

	BAILARD INTERNATIONAL EQUITY FUND
	SCHEDULE OF INVESTMENTS
	SEPTEMBER 30, 2005
	(Continued)

			Shares	Value
	CANADA (continued)
	Royal Bank of Canada		6,000	$ 437,825
	Teck Cominco, Ltd.		10,000	449,337
*	Ultra Petroleum Corp.		12,000	682,560
	Total Canada			4,663,649

	DENMARK (0.5%)
	AP Moller-Maersk A/S		20	204,856
	Danisco A/S		3,000	202,837
	Danske Bank A/S		6,300	193,386
	NKT Holding A/S		5,000	212,854
	Total Denmark			813,933

	EGYPT (0.4%)
	Orascom Telecom SAE, GDR		14,700	690,900
	Total Egypt			690,900

	FINLAND (2.0%)
	Metso Corp.		25,000	636,282
	Nokia Oyj, ADR		97,700	1,652,107
	Sampo Oyj - Class A		40,500	644,540
	UPM-Kymmene Oyj		11,100	222,822
	UPM-Kymmene Oyj, ADR		10,900	219,308
	Total Finland			3,375,059

	FRANCE (7.9%)
	Arcelor		25,500	598,280
	AXA		31,580	869,620
	BNP Paribas SA		15,080	1,149,961
*	Cap Gemini SA		12,000	468,467
	Compagnie Generale des Etablissements Michelin - Class B		10,500	618,788
	Credit Agricole SA		10,000	294,179
	Eiffage SA		7,000	657,019
	Euler Hermes SA		8,000	714,709
	European Aeronautic Defence & Space Co.		10,000	355,667
	France Telecom SA		16,000	460,655
	Natexis Banques Populaires		4,600	696,022
	Renault SA		5,300	503,528
	Sanofi-Aventis		6,746	559,165
	Sanofi-Aventis, ADR		12,000	498,600
	Schneider Electric SA		3,800	301,003
	Sequana Capital		10,000	282,122

	(See "Notes to Financial Statements")
		31

	BAILARD INTERNATIONAL EQUITY FUND
	SCHEDULE OF INVESTMENTS
	SEPTEMBER 30, 2005
	(Continued)

			Shares	Value
	FRANCE (continued)
	Societe Generale		6,000	$ 686,859
	Suez SA		13,000	376,946
	Total SA		8,380	2,294,470
	Total SA, ADR		1,200	162,984
	Vinci SA		6,000	518,309
	Vivendi Universal SA		11,000	360,200
	Total France			13,427,553

	GERMANY (4.7%)
	Allianz AG		5,990	811,302
	BASF AG		10,000	753,531
	Bayer AG		10,000	367,603
*	Bayerische Hypo-und Vereinsbank AG		10,000	282,604
	Commerzbank AG		8,500	232,630
	Continental AG		7,000	576,421
	DaimlerChrysler AG		6,000	319,304
	Depfa Bank, Plc.		22,000	354,099
	Deutsche Bank AG		10,500	985,149
	Deutsche Telekom AG		21,860	399,022
	E.ON AG		13,000	1,197,922
	Muenchener Rueckversicherungs-Gesellschaft AG		4,000	458,147
	RWE AG		6,000	398,226
	SAP AG		1,400	242,721
	TUI AG		18,000	384,554
	Volkswagen AG Pfd		5,000	228,953
	Total Germany			7,992,188

	GREECE (0.9%)
	Alpha Bank AE		14,160	401,192
	Fourlis SA		25,000	206,166
	National Bank of Greece SA		11,100	442,433
	OPAP SA		17,500	544,351
	Total Greece			1,594,142

	HONG KONG (3.6%)
	Bank of East Asia, Ltd.		30,000	87,783
	BOC Hong Kong (Holdings), Ltd.		85,000	170,378
	Cheung Kong Holdings, Ltd.		55,000	621,056
	China Mobile (Hong Kong), Ltd.		60,000	294,286
	China Netcom Group Corp. (Hong Kong), Ltd.		200,000	344,172
	China Overseas Land & Investment, Ltd.		800,000	242,338

	(See "Notes to Financial Statements")
		32

	BAILARD INTERNATIONAL EQUITY FUND
	SCHEDULE OF INVESTMENTS
	SEPTEMBER 30, 2005
	(Continued)

			Shares	Value
	HONG KONG (continued)
	China Resources Power Holdings Co., Ltd.		280,000	$ 177,758
*	China State Construction International Holdings, Ltd.		44,444	7,562
	Chinese Estates Holdings, Ltd.		300,000	313,235
	CNOOC, Ltd.		400,000	288,744
	Hopewell Holdings, Ltd.		115,000	304,631
	Hutchison Whampoa, Ltd.		50,000	517,547
	Kingboard Chemical Holdings, Ltd.		104,000	259,405
	Li & Fung, Ltd.		154,000	356,328
	New World Development Co., Ltd.		150,000	197,222
	PetroChina Co., Ltd. - Class H		474,000	397,151
	Regal Hotels International Holdings, Ltd.		3,000,000	232,026
	Shangri-La Asia, Ltd.		106,000	171,480
	Sun Hung Kai Properties, Ltd.		30,000	310,335
	Swire Pacific, Ltd. - Class A		42,000	386,826
	VTech Holdings, Ltd.		57,000	206,832
	Wing Hang Bank, Ltd.		27,000	199,774
	Total Hong Kong			6,086,869

	IRELAND (0.5%)
	Allied Irish Banks, Plc.		14,000	298,760
	CRH, Plc.		16,000	434,999
*	Ryanair Holdings, Plc., ADR		3,500	159,355
	Total Ireland			893,114

	ITALY (1.6%)
	Banca Intesa SpA		76,463	357,457
	Capitalia SpA		45,000	246,857
	Enel SpA		34,000	293,913
	ENI SpA		25,000	744,790
	Fondiaria-Sai SpA		8,000	243,541
	Mediobanca SpA		13,000	256,574
	Pirelli & C. SpA		135,000	143,638
	SanPaolo IMI SpA		15,000	233,655
	Telecom Italia SpA (Savings Shares)		79,679	222,390
	Total Italy			2,742,815

	JAPAN (21.3%)
	AEON Co., Ltd.		10,000	201,165
	Aisin Seiki Co., Ltd.		6,000	170,461
	Alpine Electronics, Inc.		30,000	484,913
	Amada Co., Ltd.		40,000	319,393

	(See "Notes to Financial Statements")
		33

	BAILARD INTERNATIONAL EQUITY FUND
	SCHEDULE OF INVESTMENTS
	SEPTEMBER 30, 2005
	(Continued)

			Shares	Value
	JAPAN (continued)
	AOC Holdings, Inc.		8,500	$ 169,490
	Arcs Co., Ltd.		11,000	146,162
	Arrk Corp.		5,000	277,484
	Asahi Breweries, Ltd.		10,000	126,787
	Astellas Pharma, Inc.		5,000	188,371
	Autobacs Seven Co., Ltd.		8,000	312,687
	Bridgestone Corp.		8,000	171,519
	Canon, Inc.		8,000	432,680
	Chubu Electric Power Co., Inc.		7,000	171,078
	Cosmo Oil Co., Ltd.		30,000	162,785
	Dainippon Ink & Chemicals, Inc.		50,000	164,549
	Daiwa Securities Group, Inc.		40,000	313,040
	E*Trade Securities Co., Ltd.		30	132,080
	Espec Corp.		13,000	174,343
	Exedy Corp.		18,000	397,035
	Fancl Corp.		6,000	297,512
	Fujitsu, Ltd.		52,000	343,180
	Futaba Industrial Co., Ltd.		15,000	328,878
	Gunze, Ltd.		60,000	302,276
	Hitachi Cable, Ltd.		55,000	223,707
	Hitachi, Ltd.		50,000	317,187
	Honda Motor Co., Ltd.		10,000	566,437
	Hosiden Corp.		17,000	178,490
	Inpex Corp.		40	310,923
	Isetan Co., Ltd.		10,000	159,520
	Japan Tobacco, Inc.		25	394,830
	Joint Corp.		7,000	326,716
	Juki Corp.		30,000	166,755
	Kadokawa Holdings, Inc.		6,000	200,106
	KDDI Corp.		30	169,402
	Kojima Co., Ltd.		20,000	227,634
	Kyushu Electric Power Co., Inc.		15,000	334,172
	Maeda Corp.		50,000	338,804
	Makino Milling Machine Co., Ltd.		85,000	689,209
	Makita Corp.		15,000	304,394
	Marubeni Corp.		110,000	512,440
	Matsushita Electric Industrial Co., Ltd.		10,000	169,666
	Mazda Motor Corp.		65,000	285,601
	Millea Holdings, Inc.		20	321,158
@	Mitsubishi Chemical Corp.		100,000	336,157
	Mitsubishi Corp.		35,000	691,724
	Mitsubishi Estate Co., Ltd.		40,000	549,850

	(See "Notes to Financial Statements")
		34

	BAILARD INTERNATIONAL EQUITY FUND
	SCHEDULE OF INVESTMENTS
	SEPTEMBER 30, 2005
	(Continued)

			Shares	Value
	JAPAN (continued)
	Mitsubishi Gas Chemical Co., Inc.		80,000	$ 535,027
	Mitsubishi Heavy Industries, Ltd.		55,000	195,077
	Mitsubishi UFJ Financial Group, Inc.		80	1,051,703
	Mitsubishi UFJ Financial Group, Inc., ADR		28,500	371,355
	Mitsui & Co., Ltd.		30,000	376,125
	Mitsui Chemicals, Inc.		50,000	295,571
	Mitsui Fudosan Co., Ltd.		33,000	497,009
	Mitsui O.S.K. Lines, Ltd.		50,000	400,124
	Mitsui Trust Holdings, Inc.		10,000	138,698
	Mizuho Financial Group, Inc.		120	764,426
	Mori Seiki Co., Ltd.		18,000	243,780
	Nikko Cordial Corp.		15,000	173,769
	Nintendo Co., Ltd.		3,000	350,450
	Nippon Filcon Co., Ltd.		6,300	57,419
	Nippon Konpo Unyu Soko Co., Ltd.		30,000	358,126
	Nippon Mining Holdings, Inc.		55,000	436,739
	Nippon Shokubai Co., Ltd.		21,000	222,525
	Nippon Steel Corp.		75,000	281,895
	Nippon Suisan Kaisha, Ltd.		45,000	175,887
	Nippon Telegraph & Telephone Corp.		60	295,394
	Nippon Telegraph & Telephone Corp., ADR		13,000	322,660
	Nippon Thompson Co., Ltd.		20,000	150,873
	Nissan Motor Co., Ltd.		25,000	285,866
	Nisshin Steel Co., Ltd.		100,000	345,862
	Nomura Holdings, Inc.		10,000	155,373
	NSK, Ltd.		65,000	359,008
	NTT DoCoMo, Inc.		200	356,450
	ORIX Corp.		2,500	452,179
	Parco Co., Ltd.		17,000	136,942
	Rengo Co., Ltd.		25,000	144,918
*	Resona Holdings, Inc.		85	219,737
	Sanwa Shutter Corp.		50,000	300,865
	Sanyo Shinpan Finance Co., Ltd.		5,000	406,741
	Sawai Pharmaceutical Co., Ltd.		4,000	142,580
	Sega Sammy Holdings, Inc.		8,000	316,217
*	Sega Sammy Holdings, Inc., W/I		8,000	310,570
	Seino Holdings Co., Ltd.		18,000	164,690
*	Seven & I Holdings Co., Ltd.		8,400	278,666
	Shiga Bank, Ltd.		30,000	209,899
	Shinsei Bank, Ltd.		55,000	346,965
	Shizuoka Bank, Ltd.		33,000	340,365
	Softbank Corp.		3,500	194,547

	(See "Notes to Financial Statements")
		35

	BAILARD INTERNATIONAL EQUITY FUND
	SCHEDULE OF INVESTMENTS
	SEPTEMBER 30, 2005
	(Continued)

			Shares	Value
	JAPAN (continued)
	Star Micronics Co., Ltd.		20,000	$ 253,397
	Sumitomo Corp.		50,000	528,498
	Sumitomo Mitsui Financial Group, Inc.		70	660,843
	Sumitomo Rubber Industries, Ltd.		15,000	178,534
	Sumitomo Trust & Banking Co., Ltd.		40,000	329,628
	Taiyo Yuden Co., Ltd.		12,000	132,345
	Takeda Pharmaceutical Co., Ltd.		10,000	596,436
	Teijin, Ltd.		55,000	321,246
	The 77 Bank, Ltd.		25,000	183,960
	Toei Animation Co., Ltd.		6,000	328,216
	TOEI Co., Ltd.		35,000	201,341
	Tohoku Electric Power Co., Inc.		15,000	334,172
	Tokai Carbon Co., Ltd.		65,000	290,189
	Tokyo Electric Power Co., Inc.		12,000	303,864
	Tokyu Land Corp.		30,000	194,018
	Toshiba Corp.		60,000	264,690
	Toyo Suisan Kaisha, Ltd.		10,000	170,990
	Toyo Tire & Rubber Co., Ltd.		60,000	316,040
	Toyota Motor Corp.		35,000	1,605,788
	Toyota Motor Corp., ADR		3,500	323,295
	TV Asahi Corp.		250	637,463
	Victor Co. of Japan, Ltd.		20,000	123,699
	Yamada Denki Co., Ltd.		10,000	761,426
	Yamaha Motor Co., Ltd.		11,000	227,590
*	Yaskawa Electric Corp.		21,000	161,011
	Total Japan			36,154,501

	MEXICO (0.9%)
	Cemex SA de CV, ADR		4,000	209,200
	Grupo Aeroportuario del Sureste SA de CV, ADR		7,700	307,230
	Grupo Financiero Banorte SA de CV - Class O		38,200	340,495
	Grupo Televisa SA, ADR		2,600	186,446
	Telefonos de Mexico SA de CV, ADR - Class L		6,700	142,509
	Wal-Mart de Mexico SA de CV - Class V		52,100	264,953
	Total Mexico			1,450,833

	NETHERLANDS (4.5%)
	ABN AMRO Holding NV		23,000	552,658
	Aegon NV		43,000	640,260
	Buhrmann NV Maastricht		35,000	424,087
	DSM NV		20,000	788,254
	Fortis		20,000	579,918

	(See "Notes to Financial Statements")
		36

	BAILARD INTERNATIONAL EQUITY FUND
	SCHEDULE OF INVESTMENTS
	SEPTEMBER 30, 2005
	(Continued)

			Shares	Value
	NETHERLANDS (continued)
	ING Groep NV		72,000	$ 2,151,073
	Koninklijke (Royal) KPN NV		43,000	386,748
	Koninklijke (Royal) Philips Electronics NV		12,020	320,416
	Randstad Holding NV		9,000	346,576
	Rodamco Europe NV		5,000	433,431
	Univar NV		25,000	1,083,578
	Total Netherlands			7,706,999

	NORWAY (2.8%)
	DNB NOR ASA		80,500	832,848
*	Fred. Olsen Energy ASA		20,000	634,551
	Norsk Hydro ASA		14,500	1,629,064
	Statoil ASA		44,000	1,095,903
	Yara International ASA		30,000	543,736
	Total Norway			4,736,102

	POLAND (0.3%)
	Bank Handlowy w Warszawie SA		11,700	208,247
	Polski Koncern Naftowy Orlen SA		16,800	345,581
	Total Poland			553,828

	RUSSIA (0.8%)
*	AO VimpelCom, ADR		6,800	302,192
	LUKOIL, ADR		7,640	441,210
*	OAO Gazprom, ADR		8,200	549,400
	Total Russia			1,292,802

	SINGAPORE (2.1%)
	Capitaland, Ltd.		190,000	353,122
	DBS Group Holdings, Ltd.		75,000	701,391
	Elec & Eltek International Co., Ltd.		70,000	201,600
	Keppel Corp., Ltd.		75,000	563,776
	Keppel Land, Ltd.		150,000	328,500
	Neptune Orient Lines, Ltd.		85,000	154,957
	Oversea-Chinese Banking Corp., Ltd.		55,000	203,463
	SembCorp Industries, Ltd.		140,000	248,594
	SembCorp Marine, Ltd.		250,000	442,439
	Singapore Telecommunications, Ltd.		134,000	194,318
	United Overseas Bank, Ltd.		25,000	208,642
	United Overseas Land, Ltd.		5,000	6,925
	Total Singapore			3,607,727

	(See "Notes to Financial Statements")
		37

	BAILARD INTERNATIONAL EQUITY FUND
	SCHEDULE OF INVESTMENTS
	SEPTEMBER 30, 2005
	(Continued)

			Shares	Value
	SOUTH AFRICA (0.8%)
*	Imperial Holdings, Ltd.		14,840	$ 310,446
	Sasol, Ltd.		11,000	426,145
	Standard Bank Group, Ltd.		15,000	165,154
	Steinhoff International Holdings, Ltd.		142,000	440,002
	Total South Africa			1,341,747

	SOUTH KOREA (3.2%)
*	Danal Co., Ltd.		26,000	269,611
	Hana Bank		9,400	347,480
	Hanjin Shipping Co., Ltd.		6,000	140,566
	Hanwha Chemical Corp.		33,000	411,906
	Hyundai Motor Co.		5,000	391,263
*	Hyundai Securities Co., Ltd.		52,000	546,711
	INI Steel Co.		15,000	388,862
	Joongang Construction Co., Ltd.		14,500	292,367
	Kia Motors Corp.		6,200	116,083
	Kookmin Bank		5,000	295,247
*	LG Card Co., Ltd.		7,500	284,446
	Posco		1,400	314,546
	Samsung Electronics Co., Ltd.		1,400	790,398
	Shinan Financial Group Co., Ltd.		10,000	348,536
	SK Corp.		3,000	174,268
	Woori Finance Holdings Co., Ltd.		18,000	260,970
	Total South Korea			5,373,260

	SPAIN (2.1%)
	Acciona SA		4,100	470,836
	Antena 3 de Television SA		1,256	22,836
	Banco Bilbao Vizcaya Argentaria SA		37,066	652,007
	Banco de Sabadell SA		9,000	230,906
	Banco Santander Central Hispano SA		30,000	395,333
	Fadesa Inmobiliaria SA		7,500	270,367
	Iberdrola SA		15,000	420,470
	Repsol YPF SA		14,000	455,061
	Sol Melia SA		16,000	221,454
	Telefonica SA		31,085	510,445
	Total Spain			3,649,715

	(See "Notes to Financial Statements")
		38

	BAILARD INTERNATIONAL EQUITY FUND
	SCHEDULE OF INVESTMENTS
	SEPTEMBER 30, 2005
	(Continued)

			Shares	Value
	SWEDEN (1.4%)
	ForeningsSparbanken AB		12,000	$ 291,091
	Hennes & Mauritz AB - Class B		8,000	286,174
	Nordea Bank AB		50,000	501,323
	Skanska AB - Class B		17,000	251,826
	Telefonaktiebolaget LM Ericsson - Class B		200,000	732,255
	Volvo AB - Class B		7,000	305,645
	Total Sweden			2,368,314

	SWITZERLAND (3.9%)
	Credit Suisse Group		18,577	825,644
*	Georg Fischer AG		2,000	692,263
	Givaudan SA		500	321,505
	Nestle SA		1,500	440,954
	Novartis AG		26,702	1,359,695
	Roche Holding AG		2,633	367,201
	Swiss Re		4,000	263,719
*	Syngenta AG		5,000	525,499
	UBS AG		13,087	1,116,595
	Zehnder Group AG - Class B		250	298,623
*	Zurich Financial Services AG		2,948	504,195
	Total Switzerland			6,715,893

	TAIWAN (0.3%)
	Asia Cement Corp.		216,000	120,414
	Far Eastern Textile, Ltd.		11,200	6,767
	Hon Hai Precision Industry Co., Ltd.		5,090	23,697
	Taiwan Fertilizer Co., Ltd.		100,000	106,974
	Taiwan Semiconductor Manufacturing Co., Ltd., ADR		14,699	120,826
	United Microelectronics Corp., ADR		40,808	146,909
	Total Taiwan			525,587

	TURKEY (1.4%)
	Haci Omer Sabanci Holding AS		70,000	361,508
	Is Gayrimenkul Yatirim Ortakligi AS		264,000	513,974
	Trakya Cam Sanayii AS		100,000	356,678
	Turkcell Iletisim Hizmetleri AS		65,000	357,422
	Turkiye Is Bankasi - Class C		60,720	421,870
*	Vestel Elektronik Sanayi ve Ticaret AS		95,000	338,845
	Total Turkey			2,350,297

	(See "Notes to Financial Statements")
		39

	BAILARD INTERNATIONAL EQUITY FUND
	SCHEDULE OF INVESTMENTS
	SEPTEMBER 30, 2005
	(Continued)

			Shares	Value
	UNITED KINGDOM (16.4%)
	Alliance Unichem, Plc.		25,000	$ 383,231
	Arriva, Plc.		25,000	259,837
	AstraZeneca, Plc.		18,085	843,046
	Aviva, Plc.		102,000	1,123,290
	Barclays, Plc.		130,000	1,317,803
	BHP Billiton, Plc.		75,000	1,215,372
	BP, Plc.		160,600	1,913,531
	BP, Plc., ADR		5,000	354,250
	British American Tobacco, Plc.		15,000	316,050
	British Land Co., Plc.		35,000	582,343
	Diageo, Plc.		36,000	519,054
	Enterprise Inns, Plc.		40,400	602,149
	GlaxoSmithKline, Plc.		39,044	996,029
	Group 4 Securicor, Plc.		88,000	235,467
	HBOS, Plc.		37,800	570,752
	Hilton Group, Plc.		50,000	278,191
	HSBC Holdings, Plc.		80,000	1,297,812
	Imperial Chemical Industries, Plc.		56,000	296,466
	International Power, Plc.		125,000	549,527
	Lloyds TSB Group, Plc.		28,000	231,328
	Michael Page International, Plc.		80,000	348,159
	Mitchells & Butlers, Plc.		45,000	290,774
	Next, Plc.		10,000	246,259
	Northern Rock, Plc.		20,000	295,440
	O2, Plc.		375,000	1,046,533
	Old Mutual, Plc.		55,000	135,004
	Persimmon, Plc.		40,000	607,155
*	Rolls-Royce Group, Plc.		30,000	198,228
	Royal Bank of Scotland Group, Plc.		51,200	1,457,399
	Royal Dutch Shell, Plc. - Class A		68,000	2,252,106
	Royal Dutch Shell, Plc. - Class B		28,733	995,282
	Sage Group, Plc.		60,000	244,667
	Scottish and Southern Energy, Plc.		22,000	400,489
	Scottish Power, Plc.		50,000	505,520
	Severn Trent, Plc.		10,000	175,318
	Somerfield, Plc.		125,000	436,747
	Taylor Woodrow, Plc.		75,000	430,223
	Tesco, Plc.		90,000	492,783
	Trinity Mirror, Plc.		13,000	138,105
	Unilever, Plc.		33,000	345,611

	(See "Notes to Financial Statements")
		40

	BAILARD INTERNATIONAL EQUITY FUND
	SCHEDULE OF INVESTMENTS
	SEPTEMBER 30, 2005
	(Continued)

			Shares	Value
	UNITED KINGDOM (continued)
	United Utilities, Plc.		30,000	347,628
	Vodafone Group, Plc.		707,441	1,846,012
	Whitbread, Plc.		13,714	230,362
	Xstrata, Plc.		20,000	519,762
	Total United Kingdom			27,871,094

	Total Equity Securities
	(Cost: $118,601,125)			163,930,175

	INVESTMENT COMPANIES (3.5%)

	BRAZIL (0.2%)
	iShares MSCI Brazil Index Fund		12,100	403,172

	GERMANY (1.2%)
	iShares MSCI Germany Index Fund		106,700	2,074,248

	ITALY (0.5%)
	iShares MSCI Italy Index Fund		33,100	870,530

	JAPAN (0.4%)
	iShares MSCI Japan Index Fund		51,700	630,223

	SWITZERLAND (0.8%)
	iShares MSCI Switzerland Index Fund		72,000	1,307,520

	UNITED KINGDOM (0.4%)
	iShares MSCI United Kingdom Index Fund		39,100	741,336

	Total Investment Companies
	(Cost: $5,114,578)			6,027,029

			Principal
			Amount
	SHORT-TERM SECURITIES (1.2%)
	TIME DEPOSIT (1.2%)
	Wells Fargo
	3.310%, 10/03/05
	(Cost: $2,046,000)		2,046,000	2,046,000

	(See "Notes to Financial Statements")
		41

	BAILARD INTERNATIONAL EQUITY FUND
	SCHEDULE OF INVESTMENTS
	SEPTEMBER 30, 2005
	(Continued)

				Value
	TOTAL INVESTMENTS (101.1%)
	(Identified Cost: $125,761,703)			$ 172,003,204

	LIABILITIES IN EXCESS OF OTHER ASSETS: (-1.1%)			(1,954,590)

	NET ASSETS: (100.0%)			$ 170,048,614

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

W/I	When Issued

*	Non-income producing security.
@	Fair valued using procedures approved by the Board of Directors (Note 1). One security was fair valued. On September 30, 2005, the fair value of this security was $336,157.

	(See "Notes to Financial Statements")
		42

BAILARD INTERNATIONAL EQUITY FUND
INDUSTRY CLASSIFICATIONS (unaudited)
SEPTEMBER 30, 2005

Industry	Percent of Net Assets
Banking	17.5%
Energy Sources	12.3
Telecommunications	6.6
Financial Services	5.2
Insurance	4.4
Chemicals	4.0
Utilities-Electrical & Gas	4.0
Health & Personal Care	3.9
Real Estate	3.3
Automobiles	3.1
Machinery & Engineering	2.8
Construction & Housing	2.5
Metals-Steel	2.4
Business & Public Services	2.2
Electronic Components & Instruments	2.2
Merchandising	2.1
Wholesale and International Trade	2.1
Leisure & Tourism	1.9
Industrial Components	1.7
Metals-Non Ferrous	1.6
Appliances & Household Durables	1.5
Broadcasting & Publishing	1.3
Multi-Industry	1.2
Building Materials & Components	1.0
Beverages & Tobacco	0.8
Food & Household Products	0.8
Transportation-Road and Rail	0.6
Aerospace & Military Technology	0.5
Recreation And Other Consumer Goods	0.5
Transportation-Shipping	0.5
Electrical & Electronics	0.4
Energy Equipment & Services	0.4
Forestry & Paper Products	0.3
Misc. Materials & Commodities	0.3
Data Processing & Reproduction	0.2
Textiles & Apparel	0.2
Transportation-Airlines	0.1
Total Investments in Equity Securities	96.4
Investment Companies	3.5
Time Deposit	1.2
Liabilities in Excess of Other Assets	(1.1)
Net Assets	100.0%

43

BAILARD BOND OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005

		Par Value
	Country of Origin	(Local Currency)	Value
FIXED INCOME SECURITIES (81.3%)

BRITISH POUND (2.5%)
National Westminster Bank, Plc.
7.875%, 09/09/15	United Kingdom	500,000	$ 1,093,868
Total British Pound			1,093,868

EURO (10.0%)
Casino Guichard-Perrachon SA
6.000%, 03/06/08	France	2,000,000	2,564,032

Republic of Italy
7.250%, 11/01/26	Italy	1,000,000	1,821,474
Total Euro			4,385,506

(See "Notes to Financial Statements")
	44

BAILARD BOND OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005
(Continued)

		Par Value
	Country of Origin	(Local Currency)	Value
JAPANESE YEN (5.2%)
Fannie Mae
1.750%, 03/26/08	United States	250,000,000	$ 2,281,891
Total Japanese Yen			2,281,891

NEW ZEALAND DOLLAR (1.6%)
International Finance Corp.
6.750%, 07/15/09	Supranational Bank	1,000,000	701,961
Total New Zealand Dollar			701,961

SWEDISH KRONA (2.5%)
Swedish Government
5.000%, 01/28/09	Sweden	8,000,000	1,116,650
Total Swedish Krona			1,116,650

UNITED STATES DOLLAR (59.5%)
Affiliated Managers Group, Inc.
5.406%, 11/17/06	United States	500,000	497,551

Bank of America Corp.
7.400%, 01/15/11	United States	1,000,000	1,117,995

Bear Stearns Cos., Inc.
7.800%, 08/15/07	United States	1,100,000	1,163,027

ConAgra Foods, Inc.
9.875%, 11/15/05	United States	1,000,000	1,006,281

Cordant Technologies, Inc.
6.625%, 03/01/08	United States	555,000	578,917

CVS Corp.
4.000%, 09/15/09	United States	500,000	486,104

Federal Home Loan Bank
4.000%, 04/10/15	United States	1,000,000	983,054

Ford Motor Co.
8.875%, 01/15/22	United States	500,000	440,000

(See "Notes to Financial Statements")
	45

BAILARD BOND OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005
(Continued)

		Par Value
	Country of Origin	(Local Currency)	Value
UNITED STATES DOLLAR (continued)
Freddie Mac
4.500%, 08/22/07	United States	750,000	$ 749,692

Freddie Mac
5.200%, 09/27/12	United States	1,000,000	998,038

Freddie Mac FHR 2836 PI
5.000%, 09/15/22	United States	2,360,100	286,162

Freddie Mac FHR 1599 F
5.403%, 10/15/23 Floating Rate Note	United States	484,291	510,232

Freddie Mac FHR 1686 B
0.000%, 02/15/24 PO	United States	702,053	524,380

Freddie Mac FHR 2258 S
5.382%, 06/15/29 Inverse Floater	United States	991,555	39,042

Freddie Mac FHR 2547 BE
5.500%, 03/15/32	United States	500,000	500,217

Freddie Mac FHR 2785 GD
4.500%, 10/15/33 SEQ	United States	611,008	595,391

Freddie Mac FHR 2789 SE
16.091%, 04/15/34 Inverse Floater	United States	338,818	354,700

Freddie Mac FHR 2836 MZ
4.500%, 08/15/34 SEQ	United States	1,102,355	875,856

Freddie Mac FHR 2866 WY
4.500%, 09/15/34	United States	384,939	377,814

Freddie Mac FHR 2852 US
5.783%, 09/15/34 Inverse Floater	United States	324,548	317,347

Freddie Mac FHR 2901 SX
6.610%, 12/15/34 Inverse Floater	United States	462,241	443,166

Freddie Mac FHR 2962 TN
4.750%, 03/15/35	United States	461,622	449,072

(See "Notes to Financial Statements")
	46

BAILARD BOND OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005
(Continued)

		Par Value
	Country of Origin	(Local Currency)	Value
UNITED STATES DOLLAR (continued)
GAMCO Investors, Inc.
5.500%, 05/15/13	United States	500,000	$ 490,851

General Electric Capital Corp.
6.500%, 12/10/07	United States	1,000,000	1,039,810

General Motors Acceptance Corp.
5.625%, 05/15/09	United States	500,000	458,747

Georgia-Pacific Corp.
8.125%, 05/15/11	United States	250,000	277,500

Government National Mortgage Association GNR 2002-40 FM
5.096%, 04/20/31 Floating Rate Note	United States	403,929	419,805

Hertz Corp.
7.625%, 08/15/07	United States	1,000,000	1,017,118

HMH Properties, Inc. - Series B
7.875%, 08/01/08	United States	56,000	56,980

Honeywell International, Inc.
9.065%, 06/01/33	United States	594,000	872,144

Inter-American Development Bank
5.375%, 11/18/08	Supranational Bank	1,500,000	1,543,933

LCI International, Inc.
7.250%, 06/15/07	United States	500,000	490,000

Lyondell Chemical Co. - Series A
9.625%, 05/01/07	United States	500,000	527,500

Pfizer, Inc.
5.625%, 02/01/06	United States	500,000	502,329

Republic Services, Inc.
6.750%, 08/15/11	United States	500,000	539,993

TCI Communications Finance III
9.650%, 03/31/27	United States	1,000,000	1,097,733

(See "Notes to Financial Statements")
	47

BAILARD BOND OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2005
(Continued)

		Par Value
	Country of Origin	(Local Currency)	Value
UNITED STATES DOLLAR (continued)
U.S. Treasury Bonds
5.375%, 02/15/31	United States	1,000,000	$ 1,120,626

U.S. Treasury Notes
2.375%, 08/31/06	United States	1,000,000	984,961

U.S. Treasury Notes
4.000%, 02/15/15	United States	1,500,000	1,460,627
Total United States Dollar			26,194,695

Total Fixed Income Securities
(Cost: $33,482,020)			35,774,571

		Shares
INVESTMENT COMPANIES (7.8%)
iShares GS$ InvesTopTM Corporate
Bond Fund (Cost: $3,454,104)	United States	31,400	3,436,102

PREFERRED STOCK (3.3%)
Public Storage, Inc. - Series A, Pfd	United States	26,000	735,800

Regency Centers Corp., Pfd	United States	28,000	716,800

Total Preferred Stock
(Cost: $1,481,140)			1,452,600

		Principal
		Amount
SHORT-TERM SECURITIES (7.5%)
TIME DEPOSIT (7.5%)
Citibank
3.310%, 10/03/05
(Cost: $3,271,000)		3,271,000	3,271,000

TOTAL INVESTMENTS (99.9%)
(Identified Cost: $41,688,264)			43,934,273

OTHER ASSETS LESS LIABILITIES (0.1%)			56,638

NET ASSETS (100.0%)			$ 43,990,911

(See "Notes to Financial Statements")
	48

BAILARD OPPORTUNITY FUND GROUP, INC.
STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2005

	COGNITIVE VALUE FUND	ENHANCED GROWTH FUND

Assets
Investments, at value	$ 86,561,058	$ 128,578,215
Cash	2	664
Foreign currencies, at value (identified cost $0, $0, respectively)	-	-
Receivables:
Portfolio securities sold	992,100	467,461
Dividend, interest and recoverable foreign taxes receivable	55,108	-
Fund shares sold	35,000	370,000
Unrealized appreciation of forward foreign currency
exchange contracts (Note 7)	-	-
Prepaid expenses	2,366	2,047
Total assets	87,645,634	129,418,387

Liabilities
Payables:
Portfolio securities purchased	629,093	-
Advisory fees (Note 3)	53,345	79,339
Fund shares redeemed	433,508	20,085
Accrued expenses and other liabilities	65,082	66,305
Total liabilities	1,181,028	165,729
Net Assets	$ 86,464,606	$ 129,252,658
Shares of capital stock issued and outstanding	6,363,745	14,719,321
Net asset value, offering and redemption price per share	$13.59	$8.78
Shares authorized	1,000,000,000	1,000,000,000
Par Value	no par	no par

Net assets consist of:
Capital paid-in	$ 63,500,548	$ 126,221,339
Undistributed net investment income (loss)	52,551	(296,330)
Accumulated net realized gain (loss) on investments and foreign
currencies transactions	10,968,438	(20,710,476)
Net unrealized appreciation (depreciation):
Investments	11,943,069	24,038,125
Foreign currency translation	-	-
	86,464,606	129,252,658
Investments, at cost	$ 74,617,989	$ 104,540,090

(See "Notes to Financial Statements")
49

BAILARD OPPORTUNITY FUND GROUP, INC.
STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2005

	INTERNATIONAL EQUITY FUND	BOND OPPORTUNITY FUND

Assets
Investments, at value	$ 172,003,204	$ 43,934,273
Cash	978	879
Foreign currencies, at value (identified cost $7,551 and $0, respectively)	7,463	-
Receivables:
Portfolio securities sold	1,741,049	-
Dividend, interest and recoverable foreign taxes receivable	421,740	458,425
Fund shares sold	61,086	-
Unrealized appreciation of forward foreign currency
exchange contracts (Note 7)	-	182,782
Prepaid expenses	3,345	3,790
Total assets	174,238,865	44,580,149

Liabilities
Payables:
Portfolio securities purchased	2,360,250	488,410
Advisory fees (Note 3)	131,397	22,107
Fund shares redeemed	1,436,012	20,000
Accrued expenses and other liabilities	262,592	58,721
Total liabilities	4,190,251	589,238
Net Assets	$ 170,048,614	$ 43,990,911
Shares of capital stock issued and outstanding	22,558,791	5,750,921
Net asset value, offering and redemption price per share	$7.54	$7.65
Shares authorized	100,000,000	100,000,000
Par Value	$ 0.0001	no par

Net assets consist of:
Capital paid-in	$ 117,895,754	$ 42,864,323
Undistributed net investment income (loss)	1,774,744	199,760
Accumulated net realized gain (loss) on investments and foreign
currencies transactions	4,142,974	(1,496,558)
Net unrealized appreciation (depreciation):
Investments	46,241,501	2,246,009
Foreign currency translation	(6,359)	177,377
	170,048,614	43,990,911
Investments, at cost	$ 125,761,703	$ 41,688,264

(See "Notes to Financial Statements")
49

BAILARD OPPORTUNITY FUND GROUP, INC.
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED SEPTEMBER 30, 2005

	COGNITIVE VALUE FUND	ENHANCED GROWTH FUND

Investment Income
Dividends (net of foreign taxes withheld of $0, $2,409, respectively)	$ 1,082,862	$ 1,584,012
Interest	13,140	25,217
Total income	1,096,002	1,609,229

Expenses
Advisory fee (Note 3)	612,630	880,789
Custodian fees	43,861	45,874
Professional fees	61,908	60,483
Administrative service fees	75,000	79,770
Transfer agent fees	40,975	44,509
Chief compliance officer service fees	14,320	20,465
Director fees and expenses (Note 3)	20,731	20,745
Shareholder reports	3,523	3,523
Other	20,208	21,454
Total expense	893,156	1,177,612
Net investment income	202,846	431,617

Realized and Unrealized Gain (Loss) on Investments
and Foreign Currency Transactions
Net realized gain (loss) on investments and foreign currency transactions	11,222,068	(562,617)
Net change in unrealized gain (loss) on investments
and foreign currency transactions	1,275,917	11,337,983
Net gain (loss) on investments and foreign currency transactions	12,497,985	10,775,366
Net increase in net assets resulting from operations	$ 12,700,831	$ 11,206,983

(See "Notes to Financial Statements")
50

BAILARD OPPORTUNITY FUND GROUP, INC.
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED SEPTEMBER 30, 2005

	INTERNATIONAL EQUITY FUND	BOND OPPORTUNITY FUND

Investment Income
Dividends (net of foreign taxes withheld of $386,809 and $0, respectively)	$ 4,119,765	$ 219,391
Interest	46,376	2,451,482
Total income	4,166,141	2,670,873

Expenses
Advisory fee (Note 3)	1,539,471	277,326
Custodian fees	376,694	48,023
Professional fees	131,053	61,867
Administrative service fees	103,062	75,000
Transfer agent fees	43,305	40,780
Chief compliance officer service fees	28,110	8,185
Director fees and expenses (Note 3)	21,500	19,438
Shareholder reports	3,523	3,431
Other	96,330	20,836
Total expense	2,343,048	554,886
Net investment income	1,823,093	2,115,987

Realized and Unrealized Gain (Loss) on Investments
and Foreign Currency Transactions
Net realized gain (loss) on investments and foreign currency transactions	24,935,381	776,482
Net change in unrealized gain (loss) on investments
and foreign currency transactions	18,479,247	(1,678,058)
Net gain (loss) on investments and foreign currency transactions	43,414,628	(901,576)
Net increase in net assets resulting from operations	$ 45,237,721	$ 1,214,411

(See "Notes to Financial Statements")
50

BAILARD OPPORTUNITY FUND GROUP, INC.
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED SEPTEMBER 30

	COGNITIVE VALUE FUND

Increase (Decrease) in Net Assets	2005	2004

Operations:
Net investment income (loss)	$ 202,846	$ 43,583
Net realized gain (loss) on investments and
foreign currency transactions	11,222,068	12,565,137
Net change in unrealized gain (loss) on
investments and foreign currency
transactions	1,275,917	2,821,107
Net increase resulting from operations	12,700,831	15,429,827

Distributions to Stockholders from:
Net investment income	(159,679)	-
Net realized gains	(7,505,025)	-
Total distributions	(7,664,704)	-
Fund Share Transactions:
Proceeds from shares sold	8,617,473	7,027,005
Value of distributions reinvested	7,032,639	-
Cost of shares redeemed	(7,565,044)	(26,214,275)
Net increase (decrease) from fund
share transactions	8,085,068	(19,187,270)
Total increase (decrease) in net assets	13,121,195	(3,757,443)
Net Assets
Beginning of period	73,343,411	77,100,854
End of period	$ 86,464,606	$ 73,343,411
Undistributed (Distributions in excess
of) net investment income	$ 52,551	$ 43,583

Number of Fund Shares
Sold	662,199	574,788
Issued for distributions reinvested	549,854	-
Redeemed	(581,147)	(2,140,654)
Net increase (decrease) in share activity	630,906	(1,565,866)

(See "Notes to Financial Statements")
51

BAILARD OPPORTUNITY FUND GROUP, INC.
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED SEPTEMBER 30

	ENHANCED GROWTH FUND

Increase (Decrease) in Net Assets	2005	2004

Operations:
Net investment income (loss)	$ 431,617	$ (580,304)
Net realized gain (loss) on investments and
foreign currency transactions	(562,617)	1,190,181
Net change in unrealized gain (loss) on
investments and foreign currency
Transactions	11,337,983	6,128,076
Net increase resulting from operations	11,206,983	6,737,953

Distributions to Stockholders from:
Net investment income	(1,055,928)	-
Net realized gains	-	-
Total distributions	(1,055,928)	-
Fund Share Transactions:
Proceeds from shares sold	59,106,041	10,169,845
Value of distributions reinvested	973,427	-
Cost of shares redeemed	(8,169,346)	(24,750,145)
Net increase (decrease) from fund
share transactions	51,910,122	(14,580,300)
Total increase (decrease) in net assets	62,061,177	(7,842,347)
Net Assets
Beginning of period	67,191,481	75,033,828
End of period	$ 129,252,658	$ 67,191,481
Undistributed (Distributions in excess
of) net investment income	$ (296,330)	$ (382,082)

Number of Fund Shares
Sold	7,058,469	1,287,892
Issued for distributions reinvested	110,868	-
Redeemed	(962,488)	(3,010,838)
Net increase (decrease) in share activity	6,206,849	(1,722,946)

(See "Notes to Financial Statements")
51

BAILARD OPPORTUNITY FUND GROUP, INC.
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED SEPTEMBER 30

	INTERNATIONAL EQUITY FUND

Increase (Decrease) in Net Assets	2005	2004

Operations:
Net investment income (loss)	$ 1,823,093	$ 1,391,333
Net realized gain (loss) on investments and
foreign currency transactions	24,935,381	10,878,972
Net change in unrealized gain (loss) on
investments and foreign currency
transactions	18,479,247	15,991,190
Net increase resulting from operations	45,237,721	28,261,495

Distributions to Stockholders from:
Net investment income	(1,566,773)	(1,338,916)
Net realized gains	-	-
Total distributions	(1,566,773)	(1,338,916)
Fund Share Transactions:
Proceeds from shares sold	25,653,086	33,374,287
Value of distributions reinvested	1,189,805	1,017,183
Cost of shares redeemed	(59,260,798)	(16,539,191)
Net increase (decrease) from fund
share transactions	(32,417,907)	17,852,279
Total increase (decrease) in net assets	11,253,041	44,774,858
Net Assets
Beginning of period	158,795,573	114,020,715
End of period	$ 170,048,614	$ 158,795,573
Undistributed (Distributions in excess
of) net investment income	$ 1,774,744	$ 1,244,824

Number of Fund Shares
Sold	4,024,892	6,396,704
Issued for distributions reinvested	187,076	190,128
Redeemed	(9,075,480)	(2,944,566)
Net increase (decrease) in share activity	(4,863,512)	3,642,266

(See "Notes to Financial Statements")
51

BAILARD OPPORTUNITY FUND GROUP, INC.
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED SEPTEMBER 30

	BOND OPPORTUNITY FUND

Increase (Decrease) in Net Assets	2005	2004

Operations:
Net investment income (loss)	$ 2,115,987	$ 2,242,593
Net realized gain (loss) on investments and
foreign currency transactions	776,482	(797,727)
Net change in unrealized gain (loss) on
investments and foreign currency
transactions	(1,678,058)	(130,657)
Net increase resulting from operations	1,214,411	1,314,209

Distributions to Stockholders from:
Net investment income	(1,524,233)	(1,187,343)
Net realized gains	-	-
Total distributions	(1,524,233)	(1,187,343)
Fund Share Transactions:
Proceeds from shares sold	4,839,749	5,261,403
Value of distributions reinvested	1,175,611	907,634
Cost of shares redeemed	(18,915,063)	(13,764,746)
Net increase (decrease) from fund
share transactions	(12,899,703)	(7,595,709)
Total increase (decrease) in net assets	(13,209,525)	(7,468,843)
Net Assets
Beginning of period	57,200,436	64,669,279
End of period	$ 43,990,911	$ 57,200,436
Undistributed (Distributions in excess
of) net investment income	$ 199,760	$ (775,391)

Number of Fund Shares
Sold	635,046	695,095
Issued for distributions reinvested	155,701	120,207
Redeemed	(2,447,358)	(1,815,460)
Net increase (decrease) in share activity	(1,656,611)	(1,000,158)

(See "Notes to Financial Statements")
51

BAILARD COGNITIVE VALUE FUND
FINANCIAL HIGHLIGHTS

For a share outstanding throughout the period:
	For the Periods Ended September 30

	2005	2004	2003		2002	2001*
Net asset value, beginning of period	$12.79	$10.56	$8.43		$8.84	$10.00

Income from Investment Operations:

Net investment income (loss)**	0.03	0.01	(0.01)		0.01	-	#
Net realized/unrealized gain (loss) on
investments and foreign currency
transactions	2.08	2.22	2.16		(0.41)	(1.16)

Total from investment operations	2.11	2.23	2.15		(0.40)	(1.16)

Less Distributions:

From net investment income	(0.03)	-	(0.01)		(0.01)	-
From net realized gains	(1.28)	-	(0.01)		-	-

Total distributions	(1.31)	-	(0.02)		(0.01)	-

Net asset value, end of period	$13.59	$12.79	$10.56		$8.43	$8.84

Total Return	17.14%	21.12%	25.55%		(4.55%)	(11.60%)

Ratios/Supplemental Data:

Net Assets, end of period (millions)	$86.5	$73.3	$77.1		$57.1	$61.5

Ratio of expenses to average net assets	1.09%	1.14%	1.17%		1.11%	1.33%	***

Ratio of net investment income (loss) to
average net assets	0.25%	0.06%	(0.07%)		0.07%	0.11%	***

Portfolio turnover rate	59%	76%	65%		51%	31%

* From commencement of operations on May 30, 2001.
** Based on average shares outstanding throughout each period.
# Amount represents less than $0.01 per share.
*** Ratios for periods less than one year have been annualized.

(See "Notes to Financial Statements")
52

BAILARD ENHANCED GROWTH FUND
FINANCIAL HIGHLIGHTS

For a share outstanding throughout the period:
	For the Periods Ended September 30

	2005	2004	2003		2002	2001*
Net asset value, beginning of period	$7.89	$7.33	$4.80		$6.50	$10.00

Income from Investment Operations:

Net investment income (loss)**	0.03	(0.07)	(0.06)		(0.08)	(0.04)
Net realized/unrealized gain (loss) on
investments and foreign currency
transactions	0.94	0.63	2.59		(1.62)	(3.46)

Total from investment operations	0.97	0.56	2.53		(1.70)	(3.50)

Less Distributions:

From net investment income	(0.08)	-	-		-	-

Total distributions	(0.08)	-	-		-	-

Net asset value, end of period	$8.78	$7.89	$7.33		$4.80	$6.50

Total Return	12.24%	7.64%	52.71%		(26.15%)	(35.00%)

Ratios/Supplemental Data:

Net Assets, end of period (millions)	$129.3	$67.2	$75.0		$49.7	$44.9

Ratio of expenses to average net assets	1.00%	1.11%	1.15%		1.18%	1.40%	***

Ratio of net investment income (loss) to
average net assets	0.37%	(0.84%)	(0.97%)		(1.09%)	(1.24%)	***

Portfolio turnover rate	8%	14%	62%		18%	5%

* From commencement of operations on May 30, 2001.
** Based on average shares outstanding throughout each period.
*** Ratios for periods less than one year have been annualized.

(See "Notes to Financial Statements")
53

BAILARD INTERNATIONAL EQUITY FUND
FINANCIAL HIGHLIGHTS

For a share outstanding throughout the year:
	For the Years Ended September 30

	2005	2004	2003		2002	2001
Net asset value, beginning of year	$5.79	$4.79	$3.70		$4.27	$6.69

Income from Investment Operations:

Net investment income*	0.07	0.05	0.06		0.03	0.02
Net realized/unrealized gain (loss) on
investments and foreign currency
transactions	1.73	1.00	1.05		(0.60)	(1.83)

Total from investment operations	1.80	1.05	1.11		(0.57)	(1.81)

Less Distributions:

From net investment income	(0.05)	(0.05)	(0.02)		-	(0.01)
From net realized gains	-	-	-	#	-	(0.60)

Total distributions	(0.05)	(0.05)	(0.02)		-	(0.61)

Net asset value, end of year	$7.54	$5.79	$4.79		$3.70	$4.27

Total Return	31.32%	21.95%	30.12%		(13.35%)	(29.43%)

Ratios/Supplemental Data:

Net Assets, end of year (millions)	$170.0	$158.8	$114.0		$91.4	$101.4

Ratio of expenses to average net assets	1.45%	1.35%	1.37%		1.34%	1.44%

Ratio of net investment income to
average net assets	1.13%	0.92%	1.38%		0.59%	0.44%

Portfolio turnover rate	74%	69%	39%		69%	90%

# Amount represents less than $0.01 per share.
* Based on average shares outstanding throughout each year.

(See "Notes to Financial Statements")
54

BAILARD BOND OPPORTUNITY FUND
FINANCIAL HIGHLIGHTS

For a share outstanding throughout the year:
	For the Years Ended September 30

	2005	2004	2003		2002+	2001
Net asset value, beginning of year	$7.72	$7.69	$7.48		$7.14	$7.34

Income from Investment Operations:

Net investment income*	0.35	0.30	0.29		0.32	0.50
Net realized/unrealized gain (loss) on
investments and foreign currency
transactions	(0.16)	(0.11)	0.08		0.13	0.19

Total from investment operations	0.19	0.19	0.37		0.45	0.69

Less Distributions:

From net investment income	(0.26)	(0.16)	(0.16)		(0.11)	(0.89)

Total distributions	(0.26)	(0.16)	(0.16)		(0.11)	(0.89)

Net asset value, end of year	$7.65	$7.72	$7.69		$7.48	$7.14

Total Return	2.50%	2.52%	5.06%		6.33%	10.38%

Ratios/Supplemental Data:

Net assets, end of year (millions)	$44.0	$57.2	$64.7		$77.3	$103.5

Ratio of expenses to average net assets	1.20%	1.03%	0.97%		0.89%	0.99%

Ratio of net investment income to
average net assets	4.58%	3.91%	4.11%		4.33%	4.42%

Portfolio turnover rate	41%	49%	31%		68%	130%

+ As required, effective October 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and changed its method of amortization. The effect of this change for the Fund for the year ended September 30, 2002 on investment income and net realized and unrealized gain and losses was less than $0.01 per share. The effect of the change on the ratio of net investment income to average net assets was a change to 4.33% from 4.31%. Per share, ratios and supplemental data for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.

* Based on average shares outstanding throughout each year.

(See "Notes to Financial Statements")
55

BAILARD OPPORTUNITY FUND GROUP, INC.
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2005

Note 1 - Organization and Summary of Significant Accounting Policies
The Bailard Cognitive Value Fund, formerly Bailard, Biehl & Kaiser Cognitive Value Fund (“Value Fund”), the Bailard Enhanced Growth Fund, formerly Bailard, Biehl & Kaiser Enhanced Growth Fund (“Growth Fund”), the Bailard International Equity Fund, formerly Bailard, Biehl & Kaiser International Equity Fund (“Equity Fund”), and the Bailard Bond Opportunity Fund, formerly Bailard, Biehl & Kaiser Bond Opportunity Fund (“Bond Fund”), each a “Fund” and collectively the “Funds,” are each a series of the Bailard Opportunity Fund Group, Inc., formerly Bailard, Biehl & Kaiser Opportunity Fund Group, Inc. (“Opportunity Fund Group”), a Maryland corporation organized in June 1990 and registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company.

The Value Fund invests in small cap stocks, which have specific risks. These risks include, but are not limited to, greater volatility than investments in larger capitalization stocks. The Growth Fund invests primarily in the high technology sector and may invest in private placements and initial public offerings. Each of these investment strategies has specific risks. These risks include, but are not limited to, sector concentration risk in a volatile sector and the risk of investing in private or newly public, unseasoned companies. The Equity Fund and the Bond Fund invest in international securities in developed and emerging market countries, which have specific risks. These risks include, but are not limited to, changes in currency exchange rates, a lack of accurate public information and the higher risks that accompany investing in securities of issuers located in emerging market countries. The Bond Fund invests primarily in debt securities, which have specific risks. These risks include, but are not limited to, interest rate risk (the risk that rising interest rates will cause bond prices to fall). For more information about these and other risks, please see the Funds’ prospectus.

The following significant accounting policies are followed by the Funds in the preparation of their financial statements and are in conformity with accounting principles generally accepted in the United States of America.

Security Valuation
Each listed equity security and each equity security traded on the NASDAQ National Market is valued at the closing price, or if the closing price is not the last sale price or no sale is reported, at the mean of the closing bid and ask prices. Other equity securities are valued at the mean of the closing bid and ask prices quoted on the over-the-counter market.

Debt securities are valued at prices provided by one or more pricing services, or one or more bona fide market-makers, as of the closing of the relevant market. These pricing sources may rely on their own fair valuations (such as matrix pricing). For Collateralized Mortgage Obligations, the principal amount is adjusted by a prepayment factor provided by a pricing source. Short-term securities with remaining maturities of 60 days or less are carried at amortized cost.

Prices are generally taken from the primary market in which the security is traded. In the absence of readily available market quotations, including circumstances where significant events would indicate the market quotation of a security is not reliable, securities are valued at fair value as determined in good faith under procedures established by the Board of Directors. Such circumstances include, but are not limited to, suspensions of trading, war, natural disasters, government actions, significant market fluctuations (such as those caused by the release of news after the closing of a foreign market), corporate actions and announcements, regulatory developments and litigation. In such circumstances, a Fund may consider a variety of factors in determining the fair value of its securities, which value may differ from market quotations. For example, if a significant event is deemed to affect the price of all securities in a geographic region or a specific country after the close of local markets but before the calculation of the Fund's NAV, the investment adviser’s Pricing Committee may increase or reduce the price for all of a Fund's securities in that country or region on the basis of price movements in various instruments, including but not limited to,

BAILARD OPPORTUNITY FUND GROUP, INC.
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2005
(Continued)

Note 1 - Continued
exchange-traded funds, currencies, ADRs, closed-end funds or foreign securities traded on other foreign markets. In addition, on days when a market volatility trigger is reached, the prices of the securities held by the Equity Fund will be adjusted by fair value factors provided by a third-party vendor. Fair valuations may reduce the opportunities for short-term traders to exploit, at the expense of a Fund's other stockholders, the possibility that the last readily available market prices are not current.

Foreign Currency
The accounting records of the Funds are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Funds denominated in a foreign currency are translated into U.S. dollars at the mean of the bid and ask prices for the underlying currencies as of 11:00 a.m. New York time. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the date of the respective transactions.

The Equity and Bond Funds include foreign exchange gains and losses from dividends and interest receivable and other foreign currency denominated payables and receivables in realized and unrealized gain (loss) on foreign currency. The Equity and Bond Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in the market price of securities for financial reporting purposes. The impact of fluctuations in foreign exchange rates on investments is included with net realized and unrealized gain (loss) on investments.

Forward Foreign Currency Exchange Contracts
In connection with purchases and sales of securities denominated in foreign currencies, the Equity and Bond Funds may enter into forward foreign currency exchange contracts ("Contracts"). Additionally, from time to time the Equity and Bond Funds may enter into Contracts to buy or sell foreign currencies to hedge certain foreign currency assets. All contracts are "marked to market" daily based on their amortized forward points and closing spot price of their underlying currencies as of 11:00 a.m. New York time. Any resulting unrealized gains or losses are included as unrealized appreciation (depreciation) on foreign currency denominated assets and liabilities in the Statement of Assets and Liabilities. The Equity and Bond Funds record realized gains or losses at the time the Contracts are settled. Risks that may arise upon entering into these Contracts include the potential inability of counterparties to meet the terms of their Contracts and unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Options
The Funds may purchase and write put and call options. When purchasing options, the Funds pay a premium, which is included in the Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. The risk associated with purchasing a put and call option is generally limited to the premium paid. If a Fund writes options and the options expire unexercised, the Fund will realize a capital gain to the extent of the amount received for the options (the “premium”). If the Fund elects to close out the option, it will recognize a gain or loss based on the difference between the cost of the closing option and the initial premium received. When a Fund writes a covered call option, the Fund foregoes, in exchange for the premium, the opportunity to profit during the option period from an increase in the market value of the underlying instrument above the exercise price.

Exchange-traded options other than index options are valued at the mean of the highest closing bid and lowest closing ask prices on that day. Exchange-traded index options are valued at the last sale price only if that price falls on or between the closing bid and ask prices, or if there has been no sale that day, then the index option will be valued using the mean of the closing bid and ask prices. Options traded over-the-counter are valued at the most recent bid quotation in the case of purchase options and at the most recent asked quotation in the case of written options.

BAILARD OPPORTUNITY FUND GROUP, INC.
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2005
(Continued)

Note 1 - Continued

When-Issued Securities
When-issued securities are obligations to buy or sell investments to settle on future dates. These may include purchases on a “when-issued” basis or purchases or sales on a “delayed delivery” basis. In some cases, this may be conditioned upon the occurrence of a subsequent event, such as approval and consummation of a merger, corporate reorganization, or debt restructuring (i.e. a “when, as and if issued” trade). These commitments are reported at market values in the financial statements. Credit risk exists on these commitments to the extent of the unrealized gain on the underlying securities purchased and any unrealized losses on the underlying securities sold. Market risk exists as if the securities were owned on a settled basis, and gains and losses are recorded and reported in the same manner. During the commitment period, these investments earn no interest or dividends.

Amortization of Premiums and Accretion of Discounts
Interest income is recorded as it accrues. If a Fund buys a debt security at a discount (i.e. for less than face value) or premium (i.e. for more than face value), it accretes the discount or amortizes premium from the current date up to maturity using the constant yield to maturity method. The Fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the Fund amortizes the premium to the security's call date and price, rather than the maturity date and price. Any paydown gains or losses realized on mortgage securities are recoded as an adjustment to interest income.

Federal Income Taxes
The Funds’ policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their stockholders. Also, it is the Funds’ intention to make distributions in amounts sufficient to avoid imposition of excise tax under the Internal Revenue Code. Therefore, no provision is made for federal income or excise taxes.

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Expenses
Most expenses of the Opportunity Fund Group can be directly attributed to a specific fund. Expenses that cannot be directly attributed to a specific fund are apportioned among all the Funds based on relative net assets. Certain expenses of the Opportunity Fund Group are allocated among its respective series in such a manner as its Board of Directors deems appropriate.

Security Transactions and Income Recognition
Investment security transactions are accounted for on the trade date (the date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date or when the Funds first become aware of such dividends. Interest income is recorded on the accrual basis. Distributions to stockholders are recorded on the ex-dividend date. The Funds use the identified cost method for determining realized gain or loss on investments.

BAILARD OPPORTUNITY FUND GROUP, INC.
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2005
(Continued)

Note 2 - Purchases and Sales of Securities
For the year ended September 30, 2005, aggregate purchases and proceeds from sales and maturities of investment securities, other than short-term investments, were as follows:

	Purchases	Proceeds
Value Fund	$ 48,470,548	$ 48,043,866
Growth Fund	$ 59,856,556	$ 9,081,838
Equity Fund	$ 118,507,876	$ 147,958,940
Bond Fund	$ 3,428,895	$ 9,918,779

For the year ended September 30, 2005, aggregate purchases and proceeds from sales and maturities of U.S. Government obligations were as follows:

	Purchases	Proceeds
Bond Fund	$ 14,846,507	$ 22,310,670

Note 3 - Management Fee and Other Transactions with Affiliates
The Funds have an investment management agreement with Bailard, Inc., formerly Bailard, Biehl & Kaiser, Inc., (the “Advisor”). This agreement requires the payment of a monthly fee computed on a daily basis as follows:

Fee
Value Fund	0.75% of daily average net assets
Growth Fund	0.75% of daily average net assets
Equity Fund	0.95% of daily average net assets
Bond Fund	0.60% of daily average net assets

Each outside Director is compensated by the Funds at the rate of $20,000 per year. In addition, all outside Directors receive an attendance fee of $2,000 plus related travel expenses for each Board of Directors’ meeting attended.

Fund stockholders who held in excess of 5% of the relevant Fund's shares outstanding at September 30, 2005, held the following aggregate percentages of the respective Fund's shares:
Value Fund	Jupiter Co.	10.67%
Value Fund	Arlin Trust	5.61%
Growth Fund	Jupiter Co.	10.25%
Growth Fund	Arlin Trust	5.88%
Equity Fund	Jupiter Co.	10.16%
Bond Fund	Jupiter Co.	6.54%
Bond Fund	Vadasz Foundation	5.62%
Bond Fund	ACM Aviation, Inc.	5.37%

Note 4 - Service and Custody Agreements
The Opportunity Fund Group has entered into service agreements with Brown Brothers Harriman (“BBH”) and Forum Shareholder Services, LLC (“Forum”). Under these agreements, BBH and Forum provide certain administrative, accounting, custody, compliance and transfer agency services.

BAILARD OPPORTUNITY FUND GROUP, INC.
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2005
(Continued)

Note 5 - Tax Information

Tax Basis Unrealized Gain (Loss). At September 30, 2005, the cost of investments and gross and net unrealized gain (loss) for federal income tax purposes were as follows:

Gross Unrealized
	Cost	Gain	(Loss)	Net
Value Fund	$ 74,680,913	$ 15,289,581	($ 3,409,436)	$ 11,880,145
Growth Fund	$ 106,077,731	$ 25,826,640	($ 3,326,156)	$ 22,500,484
Equity Fund	$ 127,291,413	$ 47,035,929	($ 2,324,138)	$ 44,711,791
Bond Fund	$ 41,786,172	$ 2,776,841	($ 628,740)	$ 2,148,101

Distributions to Stockholders. The tax character of distributions paid during the year ended September 30, 2005, was as follows:

Distributions paid from
	Net Investment Income	Capital Gain	Total Taxable Distributions	Taxable Distributions Paid
Value Fund	$ 159,679	$ 7,505,025	$ 7,664,704	$ 7,664,704
Growth Fund	$ 1,055,928	$ -	$ 1,055,928	$ 1,055,928
Equity Fund	$ 1,566,773	$ -	$ 1,566,773	$ 1,566,773
Bond Fund	$ 1,524,233	$ -	$ 1,524,233	$ 1,524,233

The tax character of distributions paid during the year ended September 30, 2004, was as follows:

Distributions paid from
	Net Investment Income	Capital Gain	Total Taxable Distributions	Taxable Distributions Paid
Equity Fund	$ 1,338,916	$ -	$ 1,338,916	$ 1,338,916
Bond Fund	$ 1,187,343	$ -	$ 1,187,343	$ 1,187,343

As of September 30, 2005 the following Funds had net capital loss carryforwards which are available to offset future realized gains:
	Expires
	2010	2011	2012	2013	Total
Growth Fund	$ 2,217,961	$ 4,461,662	$ 11,513,247	$ 761,621	$ 18,954,491
Bond Fund	$ 1,248,740	$ -	$ -	$ -	$ 1,248,740

During the current year, the Equity Fund and the Bond Fund utilized capital loss carryover in the amounts of $20,413,301 and $592,480, respectively.

BAILARD OPPORTUNITY FUND GROUP, INC.
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2005
(Continued)

Note 5 - Continued

Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year. For the year ended September 30, 2005 the Funds elected to defer post October capital losses and post October currency losses of:
	Capital Losses	Currency Losses
Growth Fund	$ 514,674	$ -
Bond Fund	$ 228,642	$ -

As of September 30, 2005, the components of accumulated earnings/(deficit) on a tax basis were as follows:
	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)	Total Distributable Earnings/ (Deficit)
Value Fund	$ 3,389,828	$ 7,694,085	$ 11,083,913	$ -	$ 11,880,145	$ 22,964,058.
Growth Fund	$ -	$ -	$ -	($19,469,165)	$ 22,500,484	$ 3,031,319.
Equity Fund	$ 3,254,062	$ 4,193,366	$ 7,447,428	$ -	$ 44,705,432	$ 52,152,860.
Bond Fund	$ 461,274	$ -	$ 461,274	($ 1,477,382)	$ 2,142,696	$ 1,126,588.

Note 6 - Indemnifications
Under the Funds' organizational documents, its officers and directors are indemnified against certain liability arising out of the performance of their duties to the Funds. In addition, in the normal course of business the Funds enter into contracts with their vendors and others that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect the risk of loss to be remote.

BAILARD OPPORTUNITY FUND GROUP, INC.
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2005
(Continued)

Note 7 - Forward Foreign Currency Contracts
At September 30, 2005, the Bond Fund had open forward foreign currency contracts which obligated it to exchange currencies at specified future dates. At the maturity of a forward contract, the Bond Fund may either make delivery of the foreign currency from currency held, if any, or from the proceeds of portfolio securities sold, or it may terminate its obligation to deliver the foreign currency at any time by purchasing an offsetting contract. The forward value of amounts due to the Bond Fund under the contracts, including contracts which have been offset but remained unsettled, have been netted against the forward value of the currency to be delivered by the Bond Fund. The remaining amount is shown as an unrealized gain or loss on forward currency contracts. The Bond Fund’s open forward foreign currency exchange contracts outstanding at September 30, 2005 were as follows:

USD	Currency		Currency	USD	Delivery	Unrealized
Receivable	Deliverable		Receivable	Payable	Date	Gain (Loss)
$ 4,192,880	3,400,000	EUR	-	$ -	12/14/05	$ 77,820
1,126,540	620,000	GBP	-	-	12/14/05	30,660
1,559,633	170,000,000	JPY	-	-	12/14/05	47,329
710,500	1,015,000	NZD	-	-	12/14/05	10,888
728,059	5,475,000	SEK	-	-	12/14/05	16,085
$ 8,317,612				$ -		$ 182,782

Currency Legend:
EUR	-	Euro	NZD	-	New Zealand Dollar
GBP	-	British Pound	SEK	-	Swedish Krona
JPY	-	Japanese Yen	USD	-	US Dollar

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Stockholders of
Bailard, Biehl & Kaiser Opportunity Fund Group, Inc.

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Bailard Cognitive Value Fund, Bailard Enhanced Growth Fund, Bailard International Equity Fund, and Bailard Bond Opportunity Fund (constituting Bailard Opportunity Fund Group, Inc., hereafter referred to as the "Funds") at September 30, 2005, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

{GRAPHIC SIGNATURE}

San Francisco, California
November 11, 2005

Directors and Officers of the Bailard Opportunity Fund Group, Inc. (unaudited)

The following table gives you information about each director and officer of the Bailard Opportunity Fund Group, Inc. (the “Corporation”). The Corporation’s Statement of Additional Information includes additional information about the Corporation’s directors and is available, without charge, upon request, by calling (800) 882-8383.

Name, Age Address Director/Officer Since[1]	Position(s) Held with the Corporation; (Number of Funds Overseen by Director/Officer)	Principal Occupation(s) During Past Five Years	Other Directorships Held by Director
Disinterested Directors:
Shirley Liu Clayton, 68 122 Campo Bello LaneP.O. Box 7497 Menlo Park, CA 94025 June,1987[2]	Director (4)	9/03 to present: President and CEO, Abmaxis (biotechnology) 2/00 to 8/03: CFO, CYBON (medical technology) 1/99 to 1/00: President, Raven Biotechnologies (biotechnology)	Metrocorp Bancshares, Inc.; Metrobank; Metro United Bank
Edward H. Martin, 75 729 Guadalupe Avenue Coronado, CA 92118 December, 2004	Director (4)	1/00 to present: President EH Martin Associates, Inc. (Private Investments); 6/89 to present: Vice Admiral US Navy (Retired)	Coronado First Bank
James C. Van Horne, 70 Graduate School of Business 350 Memorial Way Stanford University Stanford, CA 94305 June, 1979[2]	Director (4)	1965 to present: A.P. Giannini Professor of Banking & Finance, Stanford University	Montgomery Street Income Securities, Inc.; Suntron Corp.; SYNNEX Corp.

Name, Age Address Director/Officer Since[1]	Position(s) Held with the Corporation; (Number of Funds Overseen by Director/Officer)	Principal Occupation(s) During Past Five Years	Other Directorships Held by Director
Peter M. Hill[3], 54 Bailard, Inc. 950 Tower Lane Suite 1900 Foster City, CA 94404 June,1992	Chairman & Director (4) Principal Executive Officer	Director and Chief Investment Officer, Bailard, Inc.	None
Burnice E. Sparks, Jr.[3], 57 Bailard, Inc. 950 Tower Lane, Suite 1900 Foster City, CA 94404 February, 1992	President & Director (4)	Director and President, Bailard, Inc.	None
Barbara V. Bailey, 47 Bailard, Inc. 950 Tower Lane Suite 1900 Foster City, CA 94404 September, 1996[4]	Treasurer, Principal Financial Officer & Interim Chief Compliance Officer	Executive Vice President and Chief Financial Officer, Bailard, Inc.	N/A
Janis M. Horne, 50 Bailard, Inc. 950 Tower Lane Suite 1900 Foster City, CA 94404 June, 1990	Secretary	Senior Vice President and Chief Compliance Officer, Bailard, Inc.	N/A

1 All directors serve until the next annual meeting and their successors are elected and qualify, or until their earlier resignation, death or removal. All officers serve at the discretion of the Board of Directors.

2 Includes time spent as a director of Bailard, Biehl & Kaiser International Fund, Inc., the Corporation’s predecessor.

3“Interested persons” of the Corporation, as defined in the Investment Company Act of 1940 by reason of being stockholders, officers and/ for directors of Bailard, Inc., the Corporation’s advisor, and Bailard Fund Services, Inc., the Corporation’s distributor.

4 Interim Chief Compliance Officer since September, 2004.

Additional Information (unaudited)

Federal Income Tax Information

For the year ended September 30, 2005, Equity Fund earned foreign source income of $4,353,574 and incurred foreign taxes of $373,470, which the Fund may elect to pass through to stockholders as foreign tax credits on Form 1099-DIV for the year ending December 31, 2005.

Under Section 854(b)(2) of the Internal Revenue Code (“Code”), the Value Fund, the Growth Fund, the Equity Fund and the Bond Fund designated up to a maximum of $873,069, $1,586,421, $3,506,738 and $103,541, respectively, as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ending September 30, 2005. In January 2006, stockholders will receive Form 1099-DIV, which will include their share of qualified dividends distributed during the calendar year 2005. Stockholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

The percentage of ordinary dividends paid by the Funds during the year ended September 30, 2005 that qualify for the Dividends Received Deduction available to corporate stockholders was:

Value Fund	100.00%
Growth Fund	100.00%
Equity Fund	9.48%
Bond Fund	6.79%

Quarterly Portfolio Holdings Schedule

The Funds provide complete schedules of their portfolio holdings four times a year, as of the end of each quarter. The schedules for the second and fourth quarters of each fiscal year appear in the Funds’ semi-annual and annual reports to stockholders. The Funds file the schedules for the first and third quarters of each fiscal year with the Securities and Exchange Commission (the “SEC”) on Form N-Q. You can look up the Funds’ Forms N-Q on the SEC’s website at http://www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Information

You may obtain a free copy of a description of the Funds’ proxy voting policies and procedures and a free report on how the Funds voted the proxies for securities they owned for the twelve months ended June 30, 2005 by calling Bailard Fund Services, Inc. at 1-800-882-8383. This information is also available from the SEC’s website at http://www.sec.gov.

ITEM 2. CODE OF ETHICS.

As of September 30, 2005, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions..

(c) Not applicable.

(d) Not applicable.

(e) Not applicable.

(f) A copy of the code of ethics is filed as Exhibit 12(a)(1).

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)	The registrant’s Board of Directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

(b)	The audit committee financial experts are Shirley L. Clayton and James C. Van Horne, each of whom are independent within the meaning of this item.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

For the Fiscal Year Ended
		Sept. 30, 2004	Sept. 30, 2005
(a)	Audit Fees	$97,800*	$105,700**

*	Audit Fees paid for the 2004 fiscal year.

**	This aggregate amount is composed of: 1) $50,000 in Audit Fees paid for the 2005 fiscal year; and 2) $55,700 not yet invoiced that is owed per the engagement letter.

		For the Fiscal Year Ended
		Sept. 30, 2004	Sept. 30, 2005
(b)	Audit-Related Fees	$0	$0

For the Fiscal Year Ended
		Sept. 30, 2004	Sept. 30, 2005
(c)	Tax Fees	$41,686***	$38,645****

***
Tax Fees paid for the 2004 fiscal year. This aggregate amount is composed of: 1) $39,000 for tax services relating to the estimation, calculation and payment of fiscal and excise dividend distributions, as well as the review of federal and state income tax returns; 2) $680 for out of pocket expenses for the above services; and 3) $2,006 ($2,000 plus $6 in related out of pocket expenses) for the preparation and filing of an Indian Tax Return.

****
This aggregate amount is composed of: 1) $37,575 ($35,000 plus out of pocket expenses of $2,575) for excise tax and federal and state income tax return services as described in footnote *** above that have not yet been billed pursuant to an engagement letter approved during the 2005 fiscal year; and 2) $1,040 plus $30 in related out of pocket expenses paid for the preparation and filing of an Indian Tax Return.

		For the Fiscal Year Ended
		Sept. 30, 2004	Sept. 30, 2005
(d)	All Other Fees	$0	$0

There were no fees required to be approved pursuant to paragraph (c) (7) (ii) of Rule 2-01 of Regulation S-X.

(e)(1)
Pursuant to the policies and procedures detailed in the registrant’s Audit Committee Charter adopted on March 7, 2003, the Audit Committee preapproves all audit and any permissible non-audit services provided to the registrant. This pre-approval requirement is waived with respect to non-audit services if (i) the amount of all such non-audit services constitutes no more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the non-audit services are provided, (ii) such services were not recognized at the time of the engagement to be non-audit services and (iii) such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or one or more members who have the authority to grant such approval. In addition, the Audit Committee preapproves any non-audit services provided to the investment adviser and the distributor if the engagement relates directly to the operations and financial reporting of the registrant. This pre-approval process is waived if the amount of all such non-audit services constitutes no more than 5% of the total amount of revenues paid to the independent auditors by the registrant, the investment adviser and the distributor during the fiscal year for services that are required to be preapproved by the Audit Committee.

(e)(2)	There were no fees required to be approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)C) or (c) (7) (ii) of Rule 2-01 of Regulation S-X

(f)	Not applicable.

(g)	As indicated in the table above, the aggregate non-audit fees billed or not yet billed by, the registrant’s accountant was as follows:
1) $41,686 billed and paid for the fiscal year ended Sept. 30, 2004; and
2) $38,645 for the fiscal year ended Sept. 30, 2005. (Of this amount, $1,070 has been billed and paid, and $37,575 has not yet been been billed but is for services provided pursuant to an engagement letter approved during the 2005 fiscal year.)

(h)	Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which stockholders may recommend nominees to the registrant's Board of Directors.

ITEM 11. CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”)) are effective based on their evaluation of these controls and procedures of such disclosure controls and procedures as of a date within 90 days of the filing date of this report as required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)	Code of Ethics for principal executive and senior financial officers, as amended as of March 18, 2005, is filed as Exhibit 12(a)(1).

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act ) is filed as Exhibit 12(a)(2).

(a)(3)	Not applicable.

(b)	The certifications required by Rule 30a-2(b) under the 1940 Act and Section 1350 of Chapter 63 of Title 18 of the United States Code are attached as Exhibit 12(b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Bailard Opportunity Fund Group, Inc.

By:/s/  P.M. Hill
Name: Peter Molyneux Hill
Title: Chairman
Date: 12/7/2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:/s/ P.M. Hill
Name: Peter Molyneux Hill
Title: Chairman
Date: 12/7/2005

By: /s/ Barbara Vaughan Bailey
Name: Barbara Vaughan Bailey
Title: Treasurer & Chief Compliance Officer
Date: 12/7/2005